1933 Act File No. 2-91776
                                   1940 Act File No. 811-3984

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.        ............

   Post-Effective Amendment No.   30     .........        X
                                                           -

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -

   Amendment No.   25    .........................        X
                                                         -

                        INTERNATIONAL SERIES, INC.

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on  January 31, 1997 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------


Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on January 15, 1997; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.



                           CROSS-REFERENCE SHEET

   This amendment to the Registration Statement of INTERNATIONAL SERIES, INC. (formerly, FT Series, Inc.), which is comprised of two portfolios: (1) Federated International Equity Fund consisting of three classes of shares,
(a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; and
(2) Federated International Income Fund consisting of three classes of shares, (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares, and is comprised of the following:


PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-2) Cover Page.

Item 2.   Synopsis.................(1a, 1b, 1c, 2a, 2b, 2c) Summary of Fund
                                   Expenses.

Item 3.   Condensed Financial
          Information..............(1-2) Performance Information;
                                        (1a, 1b, 1c, 2a, 2b, 2c) Financial
                                   Highlights.

Item 4.   General Description of
          Registrant...............(1-2) General Information; (1-2)
                                   Investment Information; (1-2) Investment
                                   Objective; (1-2) Investment Policies;
                                   (1) Risks Associated with Financial
                                   Futures Contracts and Options on
                                   Financial Futures Contracts; (2) Hedging
                                   Strategies; (1-2) Investment
                                   Limitations.

Item 5.   Management of the Fund...(1-2) International Series, Inc.
                                   Information; (1-2) Management of the
                                   Corporation; (1-2) Distribution of
                                   Shares; (1-2) Administration of the
                                   Fund; (1) Brokerage Transactions.

Item 6.   Capital Stock and Other
          Securities...............(1-2) Shareholder Information; (1-2)
                                   Voting Rights; (1-2) Tax Information;
                                   (1-2) Federal Income Tax; (1-2) State
                                   and Local Taxes.

Item 7.   Purchase of Securities Being
          Offered..................(1-2) Net Asset Value; (1-2) Investing
                                   in the Fund; (1-2) How to Purchase
                                   Shares; (1- 2) Investing in Class A
                                   Shares; (1-2) Investing in Class B
                                   Shares; (1-2) Investing in Class C
                                   Shares; (1-2) Special Purchase Features;
                                   (1-2) Exchange Privilege; (1-2) Account
                                   and Shares Information.
Item 8.   Redemption or Repurchase.(1-2) How to Redeem Shares; (1-2)
                                   Special Redemption Features; (1-2)
                                   Contingent Deferred Sales Charge; (1-2)
                                   Elimination of Contingent Deferred Sales
                                   Charge.
Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.  Cover Page...............(1-2) Cover Page.
Item 11.  Table of Contents........(1-2) Table of Contents.
Item 12.  General Information and
          History..................(1-2) General Information About the
                                   Fund; (1-2) About Federated Investors.
Item 13.  Investment Objectives and
          Policies.................(1-2) Investment Objectives and
                                   Policies; (1-2) Investment Limitations.
Item 14.  Management of the
          Corporation..............(1-2) International Series, Inc.
                                   Management.
Item 15.  Control Persons and Principal
          Holders of Securities....(1-2) Fund Ownership.
Item 16.  Investment Advisory and Other
          Services.................(1-2) Investment Advisory Services; (1-
                                   2) Other Services.
Item 17.  Brokerage Allocation.....(1-2) Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............Not Applicable.
Item 19.  Purchase, Redemption and
          Pricing of Securities
          Being Offered............(1-2) Purchasing Shares; (1-2)
                                   Distribution Plan and Shareholder
                                   Services; (1-2) Determining Net Asset
                                   Value; (1-2) Redeeming Shares.

Item 20.  Tax Status...............(1-2) Tax Status.
Item 21.  Underwriters.............Not Applicable.
Item 22.  Calculation of Performance
          Data.....................(1-2) Total Return; (2) Yield; (1-2)
                                   Performance Comparisons.
Item 23.  Financial Statements          (1-2) Incorporated by
                              reference to each Fund's
                    Annual Report dated November
          30, 1996, pursuant to Rule 411
     under the Securities Act of                                      1933.
(File Nos. 2-91776 and                                 811-3984).


FEDERATED INTERNATIONAL EQUITY FUND
(A PORTFOLIO OF INTERNATIONAL SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

PROSPECTUS


The shares of Federated International Equity Fund (the "Fund") represent interests in a diversified investment portfolio of International Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund). The Fund invests primarily in equity securities of non-U.S. issuers to obtain a total return on its assets.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. IINVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares and Class C Shares dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated January 31, 1997



                               TABLE OF CONTENTS

Summary of Fund Expenses--
  Class A Shares...............................................................1


Summary of Fund Expenses--


  Class B Shares...............................................................2


Summary of Fund Expenses--


  Class C Shares...............................................................3



Financial Highlights--Class A Shares...........................................4



Financial Highlights--Class B Shares...........................................5



Financial Highlights--Class C Shares...........................................6


General Information............................................................7

Investment Information.........................................................7
  Investment Objective.........................................................7
  Investment Policies..........................................................7

  Risks Associated with Financial Futures
  Contracts and Options on Financial
     Futures Contracts........................................................13

  Investment Limitations......................................................14

Net Asset Value...............................................................15
Investing in the Fund.........................................................16

How To Purchase Shares........................................................17
  Investing in Class A Shares.................................................17
  Investing in Class B Shares.................................................19

  Investing in Class C Shares.................................................20
  Special Purchase Features...................................................21

Exchange Privilege............................................................21
How To Redeem Shares..........................................................23
  Special Redemption Features.................................................24
  Contingent Deferred Sales Charge............................................24
  Elimination of Contingent
     Deferred Sales Charge....................................................25

Account and Share Information.................................................26

International Series, Inc. Information........................................27
  Management of the Corporation...............................................27
  Distribution of Shares......................................................29
  Administration of the Fund..................................................30
  Brokerage Transactions......................................................30

Shareholder Information.......................................................31
  Voting Rights...............................................................31

Tax Information...............................................................31
  Federal Income Tax..........................................................31
  State and Local Taxes.......................................................32

Performance Information.......................................................32

Addresses.....................................................................33




                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL EQUITY FUND


                                                          CLASS A SHARES
                                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................................       5.50%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).........................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable) (1).....................................................................       0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................................       None
Exchange Fee..................................................................................................       None

                                                     ANNUAL OPERATING EXPENSES
                                              (As a percentage of average net assets)
Management Fee................................................................................................       1.00%
12b-1 Fee.....................................................................................................       None
Total Other Expenses..........................................................................................       0.68%
    Shareholder Services Fee (after waiver) (2)....................................................       0.10%
         Total Operating Expenses (3).........................................................................       1.68%



(1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50% for redemptions made within one year of purchase. (See "Contingent Deferred Sales Charge.")


(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.83% absent the waiver of a portion of the shareholder services fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                        1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return, (2) redemption at the end of each time period, and (3)
payment of the maximum sales charge.........................................     $71       $105       $141       $243


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL EQUITY FUND

                                                           CLASS B SHARES
                                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).........................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable) (1).....................................................................       5.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................................       None
Exchange Fee..................................................................................................       None

                                                     ANNUAL OPERATING EXPENSES
                                              (As a percentage of average net assets)
Management Fee................................................................................................       1.00%
12b-1 Fee.....................................................................................................       0.75%
Total Other Expenses..........................................................................................       0.83%
    Shareholder Services Fee.......................................................................       0.25%
         Total Operating Expenses (2).........................................................................       2.58%


(1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge.")

(2) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


    LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                                                        1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.............     $82       $123       $160       $269
You would pay the following expenses on the same investment, assuming no
redemption..................................................................     $26        $80       $137       $269


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL EQUITY FUND

                                                           CLASS C SHARES
                                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).........................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable) (1).....................................................................       1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................................       None
Exchange Fee..................................................................................................       None
                                                     ANNUAL OPERATING EXPENSES
                                              (As a percentage of average net assets)
Management Fee................................................................................................       1.00%
12b-1 Fee.....................................................................................................       0.75%
Total Other Expenses..........................................................................................       0.82%
    Shareholder Services Fee (after waiver) (2)....................................................       0.24%
         Total Operating Expenses (3).........................................................................       2.57%



(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within one year of their purchase date. (See "Contingent Deferred Sales Charge.")


(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses were 2.58% absent the voluntary waiver of a portion of the shareholder services fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class C Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


    LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                                                        1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.............     $36        $80       $137       $290
You would pay the following expenses on the same investment, assuming no
redemption..................................................................     $26        $80       $137       $290


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                      FINANCIAL HIGHLIGHTS--CLASS A SHARES
                      FEDERATED INTERNATIONAL EQUITY FUND


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report dated January 15, 1997, on the Fund's financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                   YEAR ENDED NOVEMBER 30,
                                      1996       1995       1994       1993       1992       1991       1990       1989
Net asset value, beginning of
period                              $   17.89  $   18.53  $   16.49  $   14.09  $   14.44  $   14.28  $   17.59  $   17.34
----------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
  Net investment income                  0.03       0.09       0.15       0.06       0.10       0.11       0.19       0.18
----------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                       1.38       0.17       1.96       2.53     (0.37)       0.37     (1.16)       1.60
----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total from investment operations        1.41       0.26       2.11       2.59      (0.27)       0.48      (0.97)       1.78
----------------------------------
LESS DISTRIBUTIONS
----------------------------------
  Distributions from net
  investment income                    (0.09)    (0.003)     (0.07)     (0.06)     (0.08)     (0.21)     (0.20)     (0.23)
----------------------------------
  Distributions in excess of net
  investment income(a)                     --         --     --         (0.13)     --         --         --         --
----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total distributions from net
  investment income                    (0.09)    (0.003)     (0.07)     (0.19)     (0.08)     (0.21)     (0.20)     (0.23)
----------------------------------
  Distributions from net realized
  gain on investments and foreign
  currency transactions                  (1.89)      (0.90)    --       --         --           (0.11)      (2.14)      (1.30)
----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total distributions                    (1.98)      (0.90)      (0.07)      (0.19)      (0.08)      (0.32)      (2.34)      (1.53)
----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD      $    17.32 $    17.89 $    18.53 $    16.49 $    14.09 $    14.44 $    14.28 $    17.59
----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN(B)                         8.63%      1.60%     12.82%     18.52%    (1.86%)      3.49%    (6.72%)     11.55%
----------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------
  Expenses                              1.68%      1.57%      1.61%      1.60%      1.57%      1.52%      1.32%      1.01%
----------------------------------
  Net investment income                 0.15%      0.42%     --          0.13%      0.69%      0.78%      1.39%      1.04%
----------------------------------
  Expense waiver/ reimbursement(c)      0.15%      0.18%     --          0.01%      0.02%      0.30%      0.25%      0.46%
----------------------------------
SUPPLEMENTAL DATA
----------------------------------
  Net assets, end of period
  (000 omitted)                       $172,988   $191,911   $261,178   $192,860   $106,937   $101,980    $82,541    $65,560
----------------------------------
Average Commission Rate Paid           $0.0018
----------------------------------
  Portfolio turnover                     119%       166%        73%        74%        91%        84%       114%        85%
----------------------------------

                                      1988       1987
Net asset value, beginning of
period                              $   19.99  $   22.87
----------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
  Net investment income                  0.19       0.24
----------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                       3.27     (0.72)
----------------------------------  ---------  ---------
  Total from investment operations        3.46      (0.48)
----------------------------------
LESS DISTRIBUTIONS
----------------------------------
  Distributions from net
  investment income                    (0.23)     (0.05)
----------------------------------
  Distributions in excess of net
  investment income(a)                 --         --
----------------------------------  ---------  ---------
  Total distributions from net
  investment income                    (0.23)     (0.05)
----------------------------------
  Distributions from net realized
  gain on investments and foreign
  currency transactions                  (5.88)      (2.35)
----------------------------------  ---------  ---------
  Total distributions                    (6.11)      (2.40)
----------------------------------  ---------  ---------
NET ASSET VALUE, END OF PERIOD      $    17.34 $    19.99
----------------------------------  ---------  ---------
TOTAL RETURN(B)                        24.33%    (2.70%)
----------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------
  Expenses                              1.00%      1.00%
----------------------------------
  Net investment income                 1.43%      0.93%
----------------------------------
  Expense waiver/ reimbursement(c)      0.28%      0.17%
----------------------------------
SUPPLEMENTAL DATA
----------------------------------
  Net assets, end of period
  (000 omitted)                        $68,922    $85,860
----------------------------------
Average Commission Rate Paid
----------------------------------
  Portfolio turnover                    98%       130%
----------------------------------


 (a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.




                      FINANCIAL HIGHLIGHTS--CLASS B SHARES
                      FEDERATED INTERNATIONAL EQUITY FUND


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report dated January 15, 1997, on the Fund's financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                                                    YEAR ENDED
                                                                                                   NOVEMBER 30,
                                                                                            1996       1995      1994(A)
]NET ASSET VALUE, BEGINNING OF PERIOD                                                     $   17.70  $   18.50  $   19.61
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
  Net operating loss                                                                          (0.03)     (0.08)     (0.01)
----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency                  1.26       0.18      (1.10)
----------------------------------------------------------------------------------------  ---------  ---------  ---------
  Total from investment operations                                                             1.23       0.10      (1.11)
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------
  Distributions from net investment income                                                    (0.00 (b)    --      --
----------------------------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign currency transactions       (1.89)     (0.90)    --
----------------------------------------------------------------------------------------  ---------  ---------  ---------
  Total distributions                                                                         (1.89)     (0.90)    --
----------------------------------------------------------------------------------------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                                            $   17.04  $   17.70  $   18.50
----------------------------------------------------------------------------------------  ---------  ---------  ---------
TOTAL RETURN (C)                                                                               7.59%      0.68%     (5.27%)
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------
  Expenses                                                                                     2.58%      2.52%      2.59%*
----------------------------------------------------------------------------------------
  Net investment income                                                                       (0.74%)     (0.52%)     (0.88%)*
----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                   $16,707    $6,370     $1,214
----------------------------------------------------------------------------------------
Average Commission Rate Paid
                                                                                            $0.0018
----------------------------------------------------------------------------------------
  Portfolio turnover                                                                            119%       166%        73%
----------------------------------------------------------------------------------------



   *  Computed on an annualized basis.

 (a) Reflects operations for the period from September 19, 1994 (date of initial public investment) to November 30, 1994.

 (b)  Distributions from net investment income is less than 0.01 per share.


 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.




                      FINANCIAL HIGHLIGHTS--CLASS C SHARES
                      FEDERATED INTERNATIONAL EQUITY FUND


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report dated January 15, 1997, on the Fund's financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                                           YEAR ENDED NOVEMBER 30,
                                                                                    1996       1995       1994      1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $   17.50  $   18.30  $   16.41  $   14.88
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net operating loss                                                                  (0.10)     (0.12)     (0.05)     (0.04)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency          1.34       0.22       1.98       1.57
--------------------------------------------------------------------------------  ---------  ---------  ---------  ---------
  Total from investment operations                                                     1.24       0.10       1.93       1.53
--------------------------------------------------------------------------------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                            (0.00 (b)     (0.00 (b)    --    --
--------------------------------------------------------------------------------
  Distributions in excess of net investment income (c)                               --         --          (0.04)    --
--------------------------------------------------------------------------------  ---------  ---------  ---------  ---------
  Total distributions from net investment income                                       0.00      (0.00)     (0.04)    --
--------------------------------------------------------------------------------  ---------  ---------  ---------  ---------
  Distributions from net realized gain on investments and foreign currency
  transactions                                                                        (1.89)     (0.90)    --         --
--------------------------------------------------------------------------------  ---------  ---------  ---------  ---------
  Total distributions                                                                 (1.89)     (0.90)     (0.04)    --
--------------------------------------------------------------------------------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                                    $   16.85  $   17.50  $   18.30  $   16.41
--------------------------------------------------------------------------------  ---------  ---------  ---------  ---------
TOTAL RETURN (D)                                                                       7.75%      0.69%     11.75%     10.28%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                             2.57%      2.46%      2.55%      2.57%*
--------------------------------------------------------------------------------
  Net investment income                                                               (0.72%)     (0.47%)     (0.91%)     (1.10%)*
--------------------------------------------------------------------------------
  Expense waiver/reimbursement (e)                                                     0.01%       0.04%       0.00        0.01%*
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $7,580     $7,146      $8,836      $2,852
--------------------------------------------------------------------------------
Average Commission Rate Paid
                                                                                    $0.0018
--------------------------------------------------------------------------------
  Portfolio turnover                                                                    119%       166%        73%        74%
--------------------------------------------------------------------------------



 *  Computed on an annualized basis.

 (a) Reflects operations for the period from March 31, 1993 (start of business) to November 30, 1993.

 (b)  Distributions from net investment income is less than 0.01 per share.


 (c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.


 (d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


 (e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.




                              GENERAL INFORMATION


The Corporation was established as FT International Trust, a Massachusetts business trust, on March 9, 1984, and reorganized as a corporation under the laws of the state of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation to International Series, Inc. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors of the Corporation (the "Directors") has established three classes of shares known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively as the context requires, "Shares").


Shares of the Fund are designed for investors who wish to spread their investments beyond the United States and who are prepared to accept the particular risks associated with these investments. It is not intended to provide a complete investment program for an investor.


The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1,500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.



The Fund's current net asset value ("NAV") and offering price can be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.



                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The Fund's objective is to obtain a total return on its assets. The objective is based on the premise that investing in non-U.S. securities provides three potential benefits over investing solely in U.S. securities:

 the opportunity to invest in non-U.S. companies believed to have superior growth potential;

 the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States; and

 the opportunity to reduce portfolio volatility to the extent that securities markets inside and outside the United States do not move in harmony.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and policies may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in the objective or policies becomes effective.

INVESTMENT POLICIES

                             ACCEPTABLE INVESTMENTS

The Fund invests primarily in non-U.S. securities. A substantial portion of these will be equity securities of established companies in economically developed countries. The Fund will invest at least 65%, and under normal market conditions substantially all of its total assets, in equity securities denominated in foreign currencies, including European Currency Units, of issuers located in at least three countries outside of the United States and sponsored or unsponsored American Depositary Receipts ("ADRs"), Global
Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"), collectively, "Depositary Receipts." The Fund may also purchase corporate and government fixed income securities denominated in currencies other than U.S. dollars; enter into forward commitments, repurchase agreements, and foreign currency transactions; maintain reserves in foreign or U.S. money market instruments; and purchase options and financial futures contracts.

                       EQUITY AND FIXED INCOME SECURITIES

At the date of this prospectus, the Fund has committed its assets primarily to dividend-paying equity securities of established companies that appear to have growth potential. However, as a temporary defensive position, the Fund may shift its emphasis to fixed income securities, warrants, or other obligations of foreign companies or governments, if they appear to offer potential higher return. Fixed income securities include preferred stock, convertible securities, bonds, notes, or other debt securities which are investment grade or higher. However, in no event will the Fund invest more than 25% of its total assets in the debt securities of any one foreign country.

The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by Standard & Poor's Ratings Group ("S&P") or A by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, will be judged by Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. Downgraded securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

                              DEPOSITARY RECEIPTS

The Fund may invest in foreign issuers by purchasing sponsored or unsponsored ADRs, GDRs, and EDRs. ADRs are depositary receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored Depositary Receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored Depositary Receipts.

                              FORWARD COMMITMENTS

Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement.

Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.

                            MONEY MARKET INSTRUMENTS

The Fund may invest in U.S. and foreign short-term money market instruments, including interest-bearing call deposits with banks, government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities, and repurchase agreements. The commercial paper in which the Fund invests will be rated A-1 by S&P or P-1 by Moody's. These investments may be used to temporarily invest cash received from the sale of Fund Shares, to establish and maintain reserves for temporary defensive purposes, or to take advantage of market opportunities. Investments in the World Bank, Asian Development Bank, or Inter-American Development Bank are not anticipated.

                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

                             OPTIONS AND FINANCIAL
                               FUTURES CONTRACTS

The Fund may purchase put and call options, financial futures contracts, and options on financial futures contracts. In addition, the Fund may write (sell) put and call options with respect to securities in the Fund's portfolio.
                            WHEN-ISSUED AND DELAYED
                             DELIVERY TRANSACTIONS


The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                         FOREIGN CURRENCY TRANSACTIONS

The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

                  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Adviser will consider the likelihood of changes in currency values when making investment decisions, the Adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. No more than 30% of the Fund's assets will be committed to forward contracts for hedging purposes at any time. (This restriction does not include forward contracts entered into to settle securities transactions.)

             PUT AND CALL OPTIONS WITH RESPECT TO EQUITY SECURITIES

The Fund may purchase put and call options on its portfolio of securities. Put and call options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund is also authorized to write (sell) put and call options on all or any portion of its portfolio of securities to generate income. The Fund may write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options written by the Fund, the Corporation's custodian will segregate cash, U.S. Treasury obligations, or highly liquid debt securities with a value equal to or greater than the exercise price of the underlying securities.

The Fund is authorized to invest in put and call options that are traded on securities exchanges. The Fund may also purchase and write over-the-counter options ("OTC options") on portfolio securities in negotiated transactions with the buyers or writers of the options since options on some of the portfolio securities held by the Fund are not traded on an exchange. The Fund will purchase and write OTC options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit the Fund's ability to dispose of the securities underlying an option. The inability to close options also could have an adverse impact on the Fund's ability to effectively hedge its portfolio.

                         FINANCIAL FUTURES AND OPTIONS
                              ON FINANCIAL FUTURES

The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio securities against changes in interest rates or securities prices. Financial futures contracts on securities call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. A financial futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates or broad declines in securities prices. When the Fund writes a call option on a financial futures contract, it is undertaking the obligation of selling the financial futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as a purchaser of a put option on a financial futures contract, the Fund is entitled (but not obligated) to sell a financial futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of securities eligible for purchase by the Fund. The Fund will use these transactions to attempt to protect its ability to purchase securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell financial futures contracts or options on financial futures contracts if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing financial futures positions and premiums paid for related options would exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. When the Fund purchases financial futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the financial futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and, thereby, insure that the use of such financial futures contracts is unleveraged.

                              RISK CONSIDERATIONS


Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries. At least three different countries will always be represented. As of November 30, 1996, the portfolio contained securities from issuers located primarily in Japan, the United Kingdom, France, Hong Kong,Germany, Switzerland and Malaysia. There are also investments in several other countries.

The Fund occasionally takes advantage of the unusual opportunities for higher returns available from investing in developing countries. As discussed in the Statement of Additional Information, however, these investments carry considerably more volatility and risk because they are associated with less mature economies and less stable political systems.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S.

Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

                                 CURRENCY RISKS


Because the majority of the securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's NAV; the value of interest earned; gains and losses realized on the sales of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease.


The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

                               FOREIGN COMPANIES

Other differences between investing in foreign and U.S. companies include:

 less publicly available information about foreign companies;

 the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;

 less readily available market quotations on foreign companies;

 differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

 differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

 the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;

 the likelihood that foreign securities may be less liquid or more volatile;

 foreign brokerage commissions may be higher;

 unreliable mail service between countries;

 political or financial changes which adversely affect investments in some countries;

 increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;

 certain markets may require payment for securities before delivery;

 religious and ethnic instability; and

 certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.

                            U.S. GOVERNMENT POLICIES

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.

                                  SHORT SALES

The Fund intends to sell securities short from time to time, subject to certain restrictions. A short sale occurs when a borrowed security is sold in anticipation of a decline in its price. If the decline occurs, Shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When the Fund enters into a short sale, assets, equal to the market price of the securities sold short or any lesser price at which the Fund can obtain such securities, are segregated on the Fund's records and maintained until the Fund meets its obligations under the short sale.

RISKS ASSOCIATED WITH FINANCIAL FUTURES CONTRACTS AND OPTIONS ON FINANCIAL FUTURES CONTRACTS

Financial futures contracts and options on financial futures contracts can be highly volatile and could result in a reduction of the Fund's total return. The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate, securities price movements, and other economic factors. In these events, the Fund may lose money on the financial futures contract or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the losses to the Fund could be significant.

INVESTMENT LIMITATIONS

The Fund will not:

 with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) of any one issuer;

 acquire more than 10% of the outstanding voting securities of any one issuer, or acquire any securities of Fiduciary Trust Company International or its affiliates;

 sell securities short except under strict limitations;

 borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; nor permit margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts, to exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


The Fund will not:


 own securities of open-end or closed-end investment companies, except under certain circumstances and subject to certain limitations not exceeding 10% of its total assets (the Fund will indirectly bear its proportionate share of any fees and expenses paid by other investment companies in addition to the fees and expenses payable directly by the Fund);


 invest more than 15% of the value of its net assets in illiquid securities, including securities not determined by the Directors to be liquid, including repurchase agreements with maturities longer than seven days after notice and certain OTC options; nor purchase put options on securities unless the securities or an offsetting call option are held in the Fund's portfolio.

                                NET ASSET VALUE


The Fund's NAV per Share fluctuates. The NAV for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.



The NAV of each class of Shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


                             INVESTING IN THE FUND

The Fund offers investors three classes of Shares that carry sales charges and contingent deferred sales charges in different levels of expenses.


                                 CLASS A SHARES


An investor who purchases Class A Shares pays a maximum sales charge of 5.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies.") Certain purchases of Class A Shares qualify for reduced sales charges. See "Reducing or Eliminating the Sales Charge." Class A Shares have no conversion feature.


                                 CLASS B SHARES


Class B Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares will automatically convert into Class A Shares, based on relative NAV, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to a 12b-1 fee.


                                 CLASS C SHARES


Class C Shares are sold without an initial sales charge, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to their 12b-1 fee. Class C Shares have no conversion feature.


                             HOW TO PURCHASE SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)

In connection with any sale, Federated Securities Corp., may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.

INVESTING IN CLASS A SHARES

Class A Shares are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                      SALES        DEALER
                     SALES CHARGE     CHARGE     CONCESSION
                         AS A          AS A         AS A
                      PERCENTAGE    PERCENTAGE   PERCENTAGE
                       OF PUBLIC      OF NET      OF PUBLIC
     AMOUNT OF         OFFERING       AMOUNT      OFFERING
    TRANSACTION          PRICE       INVESTED       PRICE
Less than $50,000        5.50%        5.82%         5.00%
$50,000 but less
 than $100,000           4.50%        4.71%         4.00%
$100,000 but less
 than $250,000           3.75%        3.90%         3.25%
$250,000 but less
 than $500,000           2.50%        2.56%         2.25%
$500,000 but less
 than $1 million         2.00%        2.04%         1.80%
$1 million or
 greater                 0.00%        0.00%         0.25%*


*See sub-section entitled "Dealer Concession" below.


No sales charge is imposed for Class A Shares purchased through financial intermediaries that do not receive a reallowance of a sales charge. However, investors who purchase Class A Shares through a trust department, investment adviser, or other financial intermediary may be charged a service or other fee by the financial intermediary. Additionally, no sales charge is imposed on shareholders designated as Liberty Life Members or on Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee for services.


                               DEALER CONCESSION


For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund, or other special events at recreational-type facilities, or of items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge;
however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.


The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.


                            REDUCING OR ELIMINATING
                                THE SALES CHARGE


The sales charge can be reduced or eliminated on the purchase of Class A Shares through:
 quantity discounts and accumulated purchases;
 concurrent purchases.
 signing a 13-month letter of intent;
 using the reinvestment privilege; or

 purchases with proceeds from redemptions of unaffiliated investment companies.


                  QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As shown in the table on page 17, larger purchases may reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is eliminated or reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge as a percentage of public offering price on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.


                              CONCURRENT PURCHASES



For purposes of qualifying for a sales charge elimination or reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds,") the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in Class A Shares of one of the other Federated Funds with a sales charge, and $20,000 in this Fund, the sales charge would be reduced.



To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate or reduce the sales charge after it confirms the purchases.


                                LETTER OF INTENT

    If a shareholder intends to purchase at least $50,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

    The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.


While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.


                             REINVESTMENT PRIVILEGE


If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.


            PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED
                              INVESTMENT COMPANIES


Investors may purchase Class A Shares at NAV, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales charge or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50% for Shares purchased under this program. If Shares are purchased in this manner, redemptions of these Shares will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering described above.



INVESTING IN CLASS B SHARES



Class B Shares are sold at their NAV next determined after an order is received. While Class B Shares are sold without an initial sales charge, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.


                          CONVERSION OF CLASS B SHARES


Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and will no longer be subject to a fee under the Fund's Distribution Plan (see "Distribution of Shares"). Such conversion will be on the basis of the relative NAV per Share, without the imposition of any sales charge, fee, or other charge. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class
A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.


Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

INVESTING IN CLASS C SHARES


Class C Shares are sold at NAV next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge see "Contingent Deferred Sales Charge--Class C Shares."


               PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.



The financial institutions which maintain investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless they account for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

                           PURCHASING SHARES BY WIRE


Once an account has been established, Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number--this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


                           PURCHASING SHARES BY CHECK


Once an account has been established, Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).


SPECIAL PURCHASE FEATURES

                         SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the NAV next determined after an order is received by the Fund, plus the applicable sales charge. Shareholders should contact their financial institution or the Fund to participate in this program.


                                RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or for Individual Retirement Accounts ("IRAs"). For further details, contact the Fund and consult a tax adviser.


                               EXCHANGE PRIVILEGE

                                 CLASS A SHARES


Class A shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds at NAV. Neither the Fund nor any of the Federated Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange all or some of their shares for Class A Shares.


                                 CLASS B SHARES


Class B shareholders may exchange all or some of their Shares for Class B Shares of other Federated Funds. (Not all Federated Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares of the Federated Funds). Exchanges are made at NAV without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares in other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."


                                 CLASS C SHARES


Class C shareholders may exchange all or some of their Shares for Class C Shares of other Federated Funds at NAV without a contingent deferred sales charge. (Not all Federated Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares of the Federated Funds.) To the extent that a shareholder exchanges Shares for Class C Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."


Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Fund into which your Shares may be exchanged free of charge.


Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any Federated Fund, as long as they maintain a $500 balance in one of the Federated Funds.


                           REQUIREMENTS FOR EXCHANGE


Shareholders using this privilege must exchange Shares having a NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.



Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.


                                TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.

                               MAKING AN EXCHANGE


Instructions for exchanging may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Shareholder Services Company, 1099 Hingham Street, Rockland, Massachusetts 02370-3317.


                             TELEPHONE INSTRUCTIONS

Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.


Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, and deposited to the shareholder's account before being exchanged. Telephone exchange instructions may be recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.


                              HOW TO REDEEM SHARES


Shares are redeemed at their NAV, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its NAV. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and may be made as described below.


              REDEEMING SHARES THROUGH YOUR FINANCIAL INSTITUTION


Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the NAV, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.


                         REDEEMING SHARES BY TELEPHONE

Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through an ACH will not be wired until that method of payment has been cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

                            REDEEMING SHARES BY MAIL


Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the Share class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust or company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


SPECIAL REDEMPTION FEATURES

                         SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.


Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the NAV of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.


CONTINGENT DEFERRED SALES CHARGE

Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:

                                 CLASS A SHARES


Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.


                                 CLASS B SHARES


Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption in accordance with the following schedule:

                                CONTINGENT
    YEAR OF REDEMPTION           DEFERRED
      AFTER PURCHASE           SALES CHARGE
First                                5.50%
Second                               4.75%
Third                                4.00%
Fourth                               3.00%
Fifth                                2.00%
Sixth                                1.00%
Seven and thereafter                 0.00%


                                 CLASS C SHARES


Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.


               CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order:
(1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for fewer than six years with respect to Class B Shares and less than one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").


ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

    The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements; and (4) qualifying redemptions of Class B Shares under a Systematic Withdrawal Program. To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account: that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has a value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program contact your financial intermediary or the Fund. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Fund reserves the right to discontinue or modify the elimination of the contingent deferred sales charge. Shareholders will be notified of a discontinuation. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.


                               ACCOUNT AND SHARE
                                  INFORMATION

                         CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.


Detailed confirmations of each purchase and redemption are sent to each shareholder. Annual confirmations are sent to report dividends paid during the year.

                                   DIVIDENDS


Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends are automatically reinvested in additional Shares on the payment date, at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by writing to the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date, or purchased after the record date, those Shares are not entitled to that year's dividend.


                                 CAPITAL GAINS

Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

                           ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Shares required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the NAV of the respective Share class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.


                                 INTERNATIONAL
                            SERIES, INC. INFORMATION
MANAGEMENT OF THE CORPORATION

                               BOARD OF DIRECTORS

The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Board of Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

                                 ADVISORY FEES


The Adviser receives an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion.


                              ADVISER'S BACKGROUND


Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 348 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Board of Directors, and could result in severe penalties.

Henry A. Frantzen has been the Fund's portfolio manager since September 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.



Drew J. Collins has been the Fund's portfolio manager since September 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.


Mark S. Kopinski has been the Fund's portfolio manager since September 1995. Mr. Kopinski joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Kopinski served as Vice President/Portfolio Manager of international equity funds at Twentieth Century Mutual Funds from 1990 to 1995. Mr. Kopinski received his M.B.A. in Asian Studies from the University of Illinois.

Frank Semack has been the Fund's portfolio manager since September 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. He served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as an Associate Director/Portfolio Manager of Wardley Investment Services, Ltd. from 1987 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

Alexandre de Bethmann has been the Fund's portfolio manager since September 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.

DISTRIBUTION OF SHARES


Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



The distributor will pay dealers an amount equal to 5.50% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.



The distributor may offer to pay financial institutions an amount up to 1.00% of the NAV of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.


   DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER
                                    SERVICES


Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Distribution Plan.



The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from payments made by Shares under the Distribution Plan.



In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily NAV of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


                            SUPPLEMENTAL PAYMENTS TO
                             FINANCIAL INSTITUTIONS


Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50% of the NAV of Class A Shares purchased by their clients or customers under certain qualified plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)



Furthermore, with respect to Class A Shares, Class B Shares and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.


ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Corporation and the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

     MAXIMUM
  ADMINISTRATIVE       AVERAGE AGGREGATE DAILY
       FEE                   NET ASSETS
       .15%         on the first $250 million
      .125%         on the next $250 million
       .10%         on the next $250 million
      .075%         on assets in excess of
                    $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet this criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.

                            SHAREHOLDER INFORMATION

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that particular Fund or class are entitled to vote.

As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. The Directors shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares entitled to vote.


As of December 31, 1996, Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, owned 38.90% of the Class C Shares of the Fund, and therefore, may, for certain purposes be deemed to control the Fund and be able to affect the out come of certain matters presented for a vote of shareholders.


                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company ("PFIC"). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

STATE AND LOCAL TAXES


Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


                            PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return for each class of Shares.

Total return represents the change, over a specified period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge and contingent deferred sales charges, which, if excluded, would increase the total return.


Total return will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences between Class A Shares, Class B Shares and Class C Shares may affect the performance of each class.



From time to time, advertisements for Class A Shares, Class B Shares and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares and Class C Shares to certain indices.


-------------------------------------------------------
-------------------------------------------------------
                                   ADDRESSES


                      Federated International Equity Fund
               Class A Shares, Class B Shares and Class C Shares
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                                  DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                               INVESTMENT ADVISER
                        Federated Global Research Corp.
                                175 Water Street
                         New York, New York 10038-4965

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600


                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                     Federated Shareholder Services Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600


                         INDEPENDENT PUBLIC ACCOUNTANTS
                              Arthur Andersen LLP
                               2100 One PPG Place
                         Pittsburgh, Pennsylvania 15222



                                            FEDERATED INTERNATIONAL
                                            EQUITY FUND

                                            (A PORTFOLIO OF INTERNATIONAL
                                            SERIES, INC.)
                                            CLASS A SHARES, CLASS B SHARES,
                                            CLASS C SHARES
                                            PROSPECTUS
                                            An Open-End, Diversified
                                            Management Investment Company
                                            January 31, 1997


[LOGO]


       Cusip 46031P308
       Cusip 46031P605
       Cusip 46031P407
       G00692-02-ABC (1/97)




FEDERATED INTERNATIONAL INCOME FUND
(A PORTFOLIO OF INTERNATIONAL SERIES, INC.)
CLASS A SHARES

PROSPECTUS


The Class A Shares of Federated International Income Fund (the "Fund") represent interests in a non-diversified investment portfolio of International Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).


The Fund's objective is to seek a high level of current income in U.S. dollars consistent with prudent investment risk. The Fund has a secondary objective of capital appreciation. The Fund will pursue these objectives by investing in high-quality debt securities denominated primarily in foreign currencies.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated January 31, 1997

-------------------------------------------------------
                         -------------------------------------------------------
                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

Financial Highlights...........................................................2

General Information............................................................3

Investment Information.........................................................3
  Investment Objective.........................................................3
  Investment Policies..........................................................3
  Hedging Strategies...........................................................9
  Investment Limitations......................................................11
Net Asset Value...............................................................12

How to Purchase Shares........................................................12
  Investing in Shares.........................................................12
  Reducing or Eliminating the
     Sales Charge.............................................................13
  Purchasing Shares Through a
     Financial Institution....................................................15
  Purchasing Shares By Wire...................................................15
  Purchasing Shares By Check..................................................15
  Special Purchase Features...................................................16
  Retirement Plans............................................................16

Exchange Privilege............................................................16
  Requirements for Exchange...................................................16
  Tax Consequences............................................................17
  Making an Exchange..........................................................17

How To Redeem Shares..........................................................18
  Redeeming Shares Through Your
     Financial Institution....................................................18
  Redeeming Shares by Telephone...............................................18
  Redeeming Shares by Mail....................................................18
  Special Redemption Features.................................................19
  Contingent Deferred Sales Charge............................................19
  Elimination of Contingent
     Deferred Sales Charge....................................................20

Account and Share Information.................................................21

International Series, Inc. Information........................................22
  Management of the Corporation...............................................22
  Distribution of Shares......................................................23
  Administration of the Fund..................................................24
  Brokerage Transactions......................................................24

Shareholder Information.......................................................25
  Voting Rights...............................................................25

Tax Information...............................................................26
  Federal Income Tax..........................................................26
  State and Local Taxes.......................................................26

Performance Information.......................................................27

Other Classes of Shares.......................................................27

Addresses.....................................................................28
-------------------------------------------------------
                         -------------------------------------------------------


                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL INCOME FUND

                                                      CLASS A SHARES
                                             SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..................................       4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)..........................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable) (1)......................................................................       0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable).............................................       None
Exchange Fee...................................................................................................       None
                                                ANNUAL OPERATING EXPENSES
                                         (As a percentage of average net assets)
Management Fee (after waiver) (2)..............................................................................       0.71%
12b-1 Fee (after waiver) (3)...................................................................................       0.08%
Total Other Expenses...........................................................................................       0.51%
    Shareholder Services Fee (after waiver) (4).....................................................      0.12%
         Total Operating Expenses (5)..........................................................................       1.30%





(1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50% for redemptions made within one year of purchase.

(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(4) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(5) The total operating expenses would have been 1.64% absent the voluntary waivers of portions of the management fee, the 12b-1 fee and the shareholder services fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Class A Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return, (2) redemption at the end of each time
period, and (3) payment of the maximum sales charge..........................     $58        $84       $113       $195


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

-------------------------------------------------------
                         -------------------------------------------------------
                      FINANCIAL HIGHLIGHTS--CLASS A SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report dated January 15, 1997, on the Fund's financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.

                                                                      YEAR ENDED NOVEMBER 30,
                                                 ------------------------------------------------------------------

                                                   1996       1995       1994       1993       1992       1991(A)
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD             $   11.38  $   10.52  $   11.86  $   10.47  $   10.84   $   10.00
-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------
    Net investment income                             0.74**      0.79      0.70       0.88       0.62        0.25
-----------------------------------------------
    Net realized and unrealized gain (loss) on
    investments and foreign currency                  0.67       0.84      (0.76)      1.40      (0.20)       0.75
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
    Total from investment operations                  1.41       1.63      (0.06)      2.28       0.42        1.00
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------
    Distributions from net investment income         (0.87)     (0.77)     (0.63)     (0.75)     (0.71)      (0.16)
-----------------------------------------------
    Distributions in excess of net investment
    income (b)                                      --         --         --         --          (0.05)     --
-----------------------------------------------
    Distributions from net realized gain on
    investments and foreign currency
    transactions                                    --         --          (0.65)     (0.14)     (0.03)     --
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
    Total distributions                              (0.87)     (0.77)     (1.28)     (0.89)     (0.79)      (0.16)
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                   $   11.92  $   11.38  $   10.52  $   11.86  $   10.47   $   10.84
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (C)                                     13.27%     16.12%     (0.84%)     22.95%      3.82%      10.07%
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------
    Expenses                                          1.30%      1.30%      1.30%      1.25%      0.99%       0.32%*
-----------------------------------------------
    Net investment income                             6.58%      6.79%      6.67%      7.71%      5.83%       7.54%*
-----------------------------------------------
    Expense waiver/reimbursement (d)                  0.34%      0.40%      0.20%      0.27%      0.62%       1.18%*
-----------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------
    Net assets, end of period (000 omitted)       $200,758   $173,905   $209,008   $220,602    $86,937     $23,465
-----------------------------------------------
    Portfolio turnover                                  92%        41%       136%       189%       314%         35%
-----------------------------------------------


 * Computed on an annualized basis.


 ** Per share information presented is based upon the monthly average number of shares outstanding.


(a) Reflects operations for the period from June 4, 1991 (date of initial public investment) to November 30, 1991. For the period from start of business, May 15, 1991 to June 3, 1991, the net investment income was distributed to the Corporation's adviser.


(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30,1 996, which can be obtained free of charge.


-------------------------------------------------------
                         -------------------------------------------------------
                              GENERAL INFORMATION


The Corporation was established as FT International Trust, a Massachusetts business trust, on March 9, 1984, and reorganized as a corporation under the laws of the state of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation to International Series, Inc. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Directors of the Corporation (the "Directors") has established three classes of shares, known as Class A Shares, Class B Shares, and Class C Shares. This prospectus relates only to Class A Shares (the "Shares") of the Fund.



Class A Shares of the Fund are designed for investors who wish to spread their investments beyond the United States and who are prepared to accept the particular risks associated with these investments. It is not intended to provide a complete investment program for an investor. A minimum initial investment of $500 is required, unless the investment is in a retirement account, in which case the minimum investment is $50.



The Fund's current net asset value ("NAV") and offering price can be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.


-------------------------------------------------------
                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The Fund's objective is to seek a high level of current income in U.S. dollars consistent with prudent investment risk. The Fund has a secondary investment objective of capital appreciation. The investment objectives cannot be changed without the approval of the shareholders. The Fund will pursue these objectives by investing in high-quality debt securities denominated primarily in foreign currencies.

While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in the policies becomes effective.

INVESTMENT POLICIES

                             ACCEPTABLE INVESTMENTS

The Fund invests primarily in high-quality debt securities denominated in the currencies of the nations that are members of the Organization for Economic Cooperation and Development. These nations include, but are not limited to, the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund will invest at least 65%, and under normal market conditions substantially all of its total assets in high-quality debt securities denominated in foreign currencies of issuers located in at least three countries outside of the United States.


Additionally, investments may be made in securities denominated in the European Currency Unit, a multinational currency unit which represents specified amounts of the currencies of certain member states of the European Union.


The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by Standard & Poor's Ratings Group ("S&P") or A by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, will be judged by Federated Global Research Corp., the Fund's investment adviser (the "Adviser") , to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. Downgraded securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

The Fund's portfolio of debt securities will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. In addition, the Fund will also invest in high quality debt securities issued by corporations in the currencies specified above and subject to the credit limitations listed above. No more than 25% of the Fund's total assets will be invested in the securities of issuers located in any one country. The Fund will also invest in both exchange traded and over-the-counter options, subject to the limitations outlined in this prospectus.

The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

                         FOREIGN GOVERNMENT SECURITIES

The foreign government securities in which the Fund may invest generally consist of obligations supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the Inter-American Development Bank.

Foreign government securities also include debt securities of "quasi-governmental agencies." Debt securities of quasi-governmental agencies are either debt securities issued by entities which are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

                             TEMPORARY INVESTMENTS

Up to 10% of the Fund's total assets may be invested at any one time in cash deposits or in certificates of deposit issued by banks of high credit quality, or in commercial paper with an A1/P1 rating assigned by S&P or Moody's, or in repurchase agreements. At the discretion of the Adviser, these instruments may be denominated in foreign currencies or U.S. dollars.

                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

                 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS


The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                        LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.


                              RISK CONSIDERATIONS


Investing in foreign securities carries substantial risks in addition to those associated with investments in domestic securities. In an attempt to reduce some of these risks, the Fund will attempt to distribute its investments broadly among foreign countries. The debt securities of at least three different foreign countries will always be represented.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S. Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

                                   ALLOCATION

The allocation of the Fund's assets in a particular market and currency will be based on a fundamental assessment of the economic strength of each relevant country combined with considerations of credit quality and currency and interest rate trends. These factors are reviewed on a regular basis in order to derive specific interest rate and currency forecasts, which are quantified in terms of total return. The market and currency allocation of the Fund will vary to achieve an optimal mix of investments to achieve the investment objectives of the Fund.

                                    DURATION

Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends primarily upon the security's coupon rate, maturity date, and level of market interest rates for similar debt securities. There will be no limit on the duration of any one individual issue purchased by the Fund, except that the purchase of an issue that has no final maturity date shall not be permitted. The weighted average duration of the Fund shall not exceed ten years and shall not be less than one year, but will normally fall within a range of three to seven years. The Adviser regards that range as being consistent with a prudent attitude towards risk. Shifts outside this range would be made only under unusual circumstances.

                               FOREIGN SECURITIES

Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Additional differences exist between investing in foreign and domestic securities. Examples of such differences include:

 less publicly available information about foreign issuers;

 credit risks associated with certain foreign governments;

 the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;

 less readily available market quotations on foreign issues;

 differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

 differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

 the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;

 the likelihood that securities of foreign issuers may be less liquid or more volatile;

 foreign brokerage commissions may be higher;

 unreliable mail service between countries;

 political or financial changes which adversely affect investments in some countries;
 increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;

 certain markets may require payment for securities before delivery;

 religious and ethnic instability; and

 certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.

                            U.S. GOVERNMENT POLICIES

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.

                                 CURRENCY RISKS


Because the majority of the debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's NAV; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease. Under the U.S. tax code, the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the U.S. tax code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income (See "Federal Income Tax").


The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

The Adviser believes that active management of currency risks through a variety of hedging vehicles and strategies can considerably limit the risk of capital loss through movements in the foreign exchange markets, such as those described above. The Adviser will not engage in hedging for speculative purposes.

                                HEDGING VEHICLES

The Fund may use the following hedging vehicles in an attempt to manage currency and interest rate risks:

 forward foreign currency exchange contracts;


 options contracts; and


 futures contracts.

                  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

There is no limitation as to the percentage of the Fund's assets that may be committed under forward foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" (see "Hedging Strategies" below), denominated in a currency or currencies that the Adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Fund generally does not enter into a forward foreign currency exchange contract with a term longer than one year.


                               OPTIONS CONTRACTS


The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and a wider range of expiration dates and exercise prices, than are exchange traded options.


                               FUTURES CONTRACTS


Futures contracts are contracts that obligate the long or short holder to take or make delivery of a specified quantity of an asset, such as a currency, a security, or the cash value of a securities index at a specified future date at a specified price. The Fund may engage in futures transactions, but will not participate in futures contracts if the sum of its initial margin deposits on open contracts will exceed 5% of the fair market value of the Fund's net assets.

HEDGING STRATEGIES

                                CURRENCY HEDGING

When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency (i.e., "hedge"). The Fund may, as an alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (i.e., "cross-hedge"). A cross hedge can be achieved not only by using a "proxy" currency in which Fund securities are denominated, but also by using the Canadian Dollar as a "proxy" currency for the U.S. dollar. This strategy may be beneficial because the level of divergence in the exchange rates of U.S. and Canadian currencies has historically tended to be relatively small.

For example, the Fund may invest in securities denominated in a Western European currency, such as the French Franc, and seek to hedge against the effect of an increase in the value of the U.S. dollar against that currency by entering into a forward foreign currency exchange contract to sell the lower yielding German Mark, which has historically had price movements that tend to correlate closely with those of the French Franc, thereby creating a hedge similar to the simple Dollar/Franc hedge, but at a possibly lower cost. In addition, the Fund might arrange to sell those Marks against Canadian Dollars in an effort to minimize hedging costs.

                             INTEREST RATE HEDGING

The Fund may engage in futures transactions and may use options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions. For example, if the Fund owned long-term bonds and interest rates were expected to rise, it could sell futures contracts or the cash value of a securities index. If interest rates did increase, the value of the bonds in the Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts or the cash value of the securities index. If, on the other hand, long-term interest rates were expected to decline, the Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

                                    GENERAL

The Fund might not employ any of the techniques or strategies described above, and there can be no assurance that any technique or strategy (or combination thereof) used will succeed. The use of these techniques and strategies involves certain risks, including:

 dependence on the Adviser's ability to predict movements in the prices of assets being hedged or movements in interest rates and currency markets;

 imperfect correlation between the hedging instruments and the securities or currencies being hedged;

 the fact that skills needed to use these instruments are different from those needed to select the Fund's securities;

 the possible absence of a liquid secondary market for any particular instrument at any particular time;

 possible impediments to effective portfolio management or the ability to meet redemption requests or other short-term obligations because of the percentage of the Fund's assets segregated to cover its obligations; and

 the possible need to defer closing out hedged positions to avoid adverse tax consequences.

New futures contracts, options thereon and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.

                              NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code (the "Code"). This undertaking requires that at the end of each quarter of the taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

                               PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

 borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; nor sell securities short except under strict limitations.


The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material changes in this limitation become effective.


The Fund will not:

 invest more than 15% of the value of its net assets in restricted or other securities determined by the Directors not to be liquid, including repurchase agreements with maturities longer than seven days after notice and certain OTC options.

 --------------------------------------------------------
                                NET ASSET VALUE


The Fund's NAV per Share fluctuates. The NAV per Share is determined by adding the interest of each Share in the market value of all securities and other assets of the Fund, subtracting the interest of each share in the liabilities of the Fund and those attributable to each Share, and dividing the remainder by the total number of Shares outstanding.



The NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


-------------------------------------------------------

                             HOW TO PURCHASE SHARES



Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) which has a sales agreement with the distributor or by wire or by check directly to the Fund, with a minimum initial investment of $500. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. Financial institutions may impose different minimum investment requirements on their customers.



In connection with the sale of Shares, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.



INVESTING IN SHARES



Shares are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                                  Dealer
                                  Sales       Concession As
            Sales Charge As     Charge As      A Percentage
            A Percentage Of  A Percentage Of        Of
Amount Of       Public         Net Amount         Public
Transaction Offering Price      Invested      Offering Price
Less than
 $100,000        4.50%            4.71%           4.00%
$100,000
 but less
 than
 $250,000        3.75%            3.90%           3.25%
$250,000
 but less
 than
 $500,000        2.50%            2.56%           2.25%
$500,000
 but less
 than $1
 million         2.00%            2.04%           1.80%
$1 million
 or
 greater         0.00%            0.00%           0.25%*


*See sub-section entitled "Dealer Concession" below.


No sales charge is imposed for Shares purchased through financial intermediaries that do not receive a reallowance of a sales charge. However, investors who purchase Shares through a trust department, investment adviser or other financial intermediary may be charged a service or other fee by the financial intermediary. Additionally, no sales charge is imposed on shareholders designated as Liberty Life Members or on Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee for services.


                               DEALER CONCESSION

For sales of Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund, or other special events at recreational-type facilities, or of items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.


The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

REDUCING OR ELIMINATING THE SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of Shares through:

 quantity discounts and accumulated purchases;


 concurrent purchases;


 signing a 13-month letter of intent;


 using the reinvestment privilege; or



 purchases with proceeds from redemptions of unaffiliated investment companies.


                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES


As shown in the above table, larger purchases may reduce the sales charge paid. The Fund will combine purchases of Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is eliminated or reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.


If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge as a percentage of public offering price on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge elimination or reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate or reduce the sales charge after it confirms the purchases.


                              CONCURRENT PURCHASES



For purposes of qualifying for a sales charge elimination or reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in Class A shares in one of the other Federated Funds with a sales charge, and $20,000 in Class A Shares of this Fund, the sales charge would be reduced.



To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate or reduce the sales charge after it confirms the purchases.


                                LETTER OF INTENT


If a shareholder intends to purchase at least $50,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period, and a provision for the custodian to hold 4.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.



The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.



While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.


                             REINVESTMENT PRIVILEGE


If Shares in the Fund have been redeemed, the shareholder has, the privilege within 120 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Shares in the Fund, there may be tax consequences.


                          PURCHASES WITH PROCEEDS FROM
                          REDEMPTIONS OF UNAFFILIATED
                              INVESTMENT COMPANIES

Investors may purchase Shares at NAV, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales charge or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing or by his financial institution at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50% for Shares purchased under this program. If Shares are purchased in this manner, redemption of these Shares will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering described above.



PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION



An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.



PURCHASING SHARES BY WIRE



Once an account has been established, Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number--this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK



Once an account has been established, Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).



SPECIAL PURCHASE FEATURES


                         SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the NAV next determined after an order is received by the Fund, plus the applicable sales charge. Shareholders should contact their financial institution or the Fund to participate in this program.


RETIREMENT PLANS


Shares of the Fund can be purchased as an investment for retirement plans or for Individual Retirement Accounts ("IRAs"). For further details, contact the Fund and consult a tax adviser.


-------------------------------------------------------
                               EXCHANGE PRIVILEGE


Class A shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds at NAV. Neither the Fund nor any of the Federated Funds impose any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange all or some of their shares for Class A Shares.



Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Fund into which your Shares may be exchanged free of charge.



Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any Federated Fund, as long as they maintain a $500 balance in one of the Federated Funds.


REQUIREMENTS FOR EXCHANGE


Shareholders using this privilege must exchange Shares having a NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.



Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.


TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.

MAKING AN EXCHANGE


Instructions for exchanging may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Shareholder Services Company, 1099 Hingham Street, Rockland, MA 02370-3317.

                             TELEPHONE INSTRUCTIONS

Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.


Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600, and deposited to the shareholder's account before being exchanged. Telephone exchange instructions may be recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 P.M. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.


-------------------------------------------------------

                              HOW TO REDEEM SHARES



Shares are redeemed at their NAV, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its NAV. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and may be made as described below.



REDEEMING SHARES THROUGH YOUR FINANCIAL INSTITUTION



Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the NAV, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.


REDEEMING SHARES BY TELEPHONE


Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through an ACH will not be wired until that method of payment has been cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL



Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust or company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



SPECIAL REDEMPTION FEATURES


                         SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.


Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the NAV of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Shares while participating in this program.


CONTINGENT DEFERRED SALES CHARGE


Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.


The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than one full year from the date of purchase; (3) Shares held for less than one full year from the date of purchase on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").

ELIMINATION OF CONTINGENT
DEFERRED SALES CHARGE


The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Fund reserves the right to discontinue or modify the elimination of the contingent deferred sales charge. Shareholders will be notified of a discontinuation. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.



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                         ACCOUNT AND SHARE INFORMATION

                         CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.


Detailed confirmations of each purchase and redemption are sent to each shareholder. Annual confirmations are sent to report dividends paid during the year.

                                   DIVIDENDS


Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Dividends are automatically reinvested in additional Shares on the payment date, at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by writing to the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date, or purchased after the record date, those Shares are not entitled to that quarter's dividend. A portion of distributions to shareholders could under some circumstances, be reclassified as a return of capital for income tax purposes (see "Federal Income Tax").


                                 CAPITAL GAINS

Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

                           ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $500. This requirement does not apply, however, if the balance falls below $500 because of changes in the Fund's NAV. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.


-------------------------------------------------------
                     INTERNATIONAL SERIES, INC. INFORMATION

MANAGEMENT OF THE CORPORATION

                               BOARD OF DIRECTORS

The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Board of Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

                                 ADVISORY FEES


The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion.


                              ADVISER'S BACKGROUND


Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 348 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Board of Directors, and could result in severe penalties.


Henry A. Frantzen has been the Fund's portfolio manager since September 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.



Drew J. Collins has been the Fund's portfolio manager since September 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.



Robert M. Kowit has been the Fund's portfolio manager since December 1995. Mr. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.



Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.


DISTRIBUTION OF SHARES



Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


                   DISTRIBUTION PLAN AND SHAREHOLDER SERVICES


Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee computed at an annual rate of up to .25% of the average daily net assets for the Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.



The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from payments made by Shares under the Distribution Plan. In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


                            SUPPLEMENTAL PAYMENTS TO
                             FINANCIAL INSTITUTIONS

Federated Securities Corp. will pay financial institutions, at the time of purchase of the Shares, an amount equal to .50% of the NAV of the Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)



Furthermore, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.


ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Corporation and the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

     MAXIMUM          AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE               ASSETS
       .15%            on the first $250 million
      .125%             on the next $250 million
       .10%             on the next $250 million
      .075%           on assets in excess of $750
                                million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet this criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.

-------------------------------------------------------
                            SHAREHOLDER INFORMATION

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that particular fund or class are entitled to vote.


As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. The Directors shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares entitled to vote.


As of December 31, 1996, Charles Schwab & Co., Inc., San Francisco, California, and Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, owned 63.58% and 63.76%, respectively, of the Class A Shares and Class C Shares, respectively, of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


-------------------------------------------------------

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

Quarterly distributions from the Fund are based on estimates of book income for the year. Tax basis income includes gains or losses attributable to currency fluctuation, whereas book income generally consists solely of the coupon income generated by the portfolio. Due to differences in the book and tax treatment of fixed incomes securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations can not be anticipated, a portion of distributions to Shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code, as amended, may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

STATE AND LOCAL TAXES


Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws, including treatment of distributions as income or return of capital.

-------------------------------------------------------
                            PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return and yield for Class A Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Class A Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The yield of Class A Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by Class A Shares over a thirty-day period by the maximum offering price per Share of Class A Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class A Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


The performance information reflects the effect of non-recurring charges, such as the maximum sales charge, or contingent deferred sales charges, which, if excluded, would increase the total return and yield.


Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares.



From time to time, advertisements for Class A Shares, Class B Shares and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares and Class C Shares to certain indices.


-------------------------------------------------------
                            OTHER CLASSES OF SHARES


The Fund also offers other classes of shares called Class B Shares and Class C Shares which are all sold primarily to customers of financial institutions subject to certain differences.



Class B Shares are sold at NAV and are subject to a 12b-1 Plan, a Shareholder Services Agreement and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50. A contingent deferred sales charge is imposed on certain shares which are redeemed within six full years of purchase.



Class C Shares are sold at NAV and are subject to a 12b-1 Plan, a Shareholder Services Agreement and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50. A contingent deferred sales charge of 1.00% is imposed on assets redeemed within the first full 12 months following purchase.



Expense differences between Class A Shares, Class B Shares and Class C Shares may affect the performance of each class.



To obtain more information and a prospectus for Class B Shares and Class C Shares, investors may call 1-800-341-7400 or contact their financial institution.

-------------------------------------------------------
                         -------------------------------------------------------
                                   ADDRESSES

                      Federated International Income Fund
                                 Class A Shares
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                                  DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                               INVESTMENT ADVISER
                        Federated Global Research Corp.
                                175 Water Street
                         New York, New York 10038-4965

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600


                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                     Federated Shareholder Services Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600


                         INDEPENDENT PUBLIC ACCOUNTANTS
                              Arthur Andersen LLP
                               2100 One PPG Place
                         Pittsburgh, Pennsylvania 15222

                                            FEDERATED INTERNATIONAL
                                            INCOME FUND
                                            (A PORTFOLIO OF INTERNATIONAL
                                            SERIES, INC.)
                                            CLASS A SHARES

                                            PROSPECTUS

                                            An Open-End Management
                                            Investment Company

                                            Prospectus Dated January 31, 1997


[LOGO] FEDERATED INVESTORS

Since 1955

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.



       Cusip 46031P100
       1051602A-A (1/97)


                                    [LOGO]
                                   RECYCLED
                                    PAPER


                       FEDERATED INTERNATIONAL EQUITY FUND
                  A PORTFOLIO OF INTERNATIONAL SERIES, INC.
                                  CLASS A SHARES
                                CLASS B SHARES
                                CLASS C SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information should be read with the prospectus of Federated International Equity Fund (the ``Fund'), a portfolio of International Series, Inc. (the ``Corporation') dated January 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.



                        Statement dated January 31, 1997


FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779



Federated Securities Corp. is the distributor of the Fund
and is a subsidiary of Federated Investors.
Cusip 46031P308
Cusip 46031P605
Cusip 46031P407
1010302B (1/97)
GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVE AND POLICIES              1

 Types of Investments                          1
 When-Issued and Delayed Delivery Transactions 1
 Repurchase Agreements                         1
 Lending Portfolio Securities                  2


 Restricted and Illiquid Securities            2
 Futures and Options Transactions              2
 Futures Contracts                             2
 Put Options on Futures Contracts              3
 Call Options on Futures Contracts             3
 ``Margin''in Futures Transactions             4
 Regulatory Restrictions                       4
 Purchasing Put Options on Portfolio Securities4
 Writing Covered Call Options on Portfolio
  Securities                                   4
 Over-the-Counter Options                      4
 Warrants                                      5
 Additional Risk Considerations                5
 Portfolio Turnover                            5
INVESTMENT LIMITATIONS                         5

INTERNATIONAL SERIES, INC. MANAGEMENT          8

 Fund Ownership                               12
 Directors Compensation                       13
INVESTMENT ADVISORY SERVICES                  14

 Adviser to the Fund                          14
 Advisory Fees                                14
BROKERAGE TRANSACTIONS                        14

OTHER SERVICES                                14

 Fund Administration                          14
 Custodian and Portfolio Accountant           15
 Transfer Agent                               15


 Independent Public Accountants               15
PURCHASING SHARES                             15

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES    15

 Purchases by Sales Representatives, Directors of
  the Corporation, and Employees              15
DETERMINING NET ASSET VALUE                   16

 Determining Market Value of Securities       16
 Trading in Foreign Securities                16
REDEEMING SHARES                              16

 Redemption in Kind                           16
 Elimination of the Contingent Deferred Sales
  Charge                                      17
TAX STATUS                                    17

 The Fund's Tax Status                        17
 Foreign Taxes                                17
 Shareholders' Tax Status                     17
TOTAL RETURN                                  18

PERFORMANCE COMPARISONS                       18

 Economic and Market Information              19
ABOUT FEDERATED INVESTORS                     19

FINANCIAL STATEMENTS                          20

APPENDIX                                      21


GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in International Series, Inc. (the
`Corporation''), which was established as FT International Trust, a Massachusetts business trust, under a Declaration of Trust dated March 9, 1984, and reorganized as a corporation under the laws of the state of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation from FT Series, Inc., to International Series, Inc.
Shares of the Fund are offered in three classes, known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as `Shares'' as the context may require). This Statement of Additional Information relates to all three classes of the above-mentioned Shares. INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to obtain a total return on its assets. The objective is based on the premise that investing in non-U.S. securities provides three potential benefits over investing solely in U.S. securities:
     othe opportunity to invest in non-U.S. companies believed to have superior growth potential;
     othe opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States; and
     othe opportunity to reduce portfolio volatility to the extent that securities markets inside and outside the United States do not move in harmony.
TYPES OF INVESTMENTS
   The Fund invests in a diversified portfolio composed primarily of non-U.S. securities. A substantial portion of these instruments will be equity securities of established companies in economically developed countries. The Fund will invest at least 65%, and under normal market conditions, substantially all of its total assets, in equity securities denominated in foreign currencies, including European Currency Units, of issuers located in at least three countries outside of the United States and sponsored or unsponsored American Depositary Receipts , Global Depositary Receipts , and European Depositary Receipts , collectively, `Depositary Receipts.'' The Fund may also purchase investment grade fixed income securities and foreign government securities; enter into forward commitments, repurchase agreements, and foreign currency transactions; and maintain reserves in foreign or U.S. money market instruments.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Federated Global Research Corp., the Fund's investment adviser (the `Adviser'') to be creditworthy.


LENDING PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend its portfolio securities to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Corporation's Board of Directors (the `Directors'') and will receive collateral equal to at least 100% of the value of the securities loaned. The Fund did not lend portfolio securities during the last fiscal year and has no present intent to do so in the current fiscal year.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


RESTRICTED AND ILLIQUID SECURITIES
The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (`SEC'') Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the `Rule''). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) to the Directors. The Directors consider the following criteria in determining the liquidity of certain restricted securities:
     othe frequency of trades and quotes for the security;
     othe number of dealers willing to purchase or sell the security and the number of other potential buyers;
     odealer undertakings to make a market in the security; and othe nature of the security and the nature of the marketplace trades.
When the Fund invests in certain restricted securities determined by the Directors to be liquid, such investments could have the effect of increasing the level of Fund illiquidity to the extent that the buyers in the secondary market for such securities (whether in Rule 144A resales or other exempt transactions) become, for a time, uninterested in purchasing these securities.
FUTURES AND OPTIONS TRANSACTIONS
The Fund may engage in futures and options hedging transactions. In an effort to reduce fluctuations in the net asset value of Shares, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on the exchange on which the position was established. FUTURES CONTRACTS
The Fund may engage in transactions in futures contracts. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract (`going short'') and the buyer who agrees to take delivery of the security (`going long'') at a certain time in the future. However, a stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.
The purpose of the acquisition or sale of a futures contract by the Fund is to protect the Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, in the fixed income securities market, price generally moves inversely to interest rates. A rise in rates generally means a drop in price. Conversely, a drop in rates generally means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price


(i.e., `go short'') to protect itself against the possibility that the prices of its fixed income securities may decline during the anticipated holding period. The Fund would `go long'' (i.e., agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
PUT OPTIONS ON FUTURES CONTRACTS
The Fund may engage in transactions in put options on futures contracts. The Fund may purchase listed put options on futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates.
Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option may be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
When the Fund sells a put on a futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.
CALL OPTIONS ON FUTURES CONTRACTS
The Fund may engage in transactions in call options on futures contracts. In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against, for example, an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise or as stock prices fall, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can help substantially to offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then help offset the decrease in value of the hedged securities.
When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.


The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio (including cash or cash equivalents) plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
`MARGIN'' IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of `initial margin'' in cash or U.S.
Treasury bills with the custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contracts initial margin does not involve a borrowing by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called `variation margin,'' equal to the daily change in value of the futures contract. This process is known as `marking to market.''Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.


REGULATORY RESTRICTIONS
To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid status as a `commodity pool operator,'' the Fund will not enter into a futures contract, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures, would exceed 5% of the total assets of the Fund. The Fund will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the value of assets which the Fund holds or intends to purchase. When futures contracts or options thereon are purchased in order to protect against a price increase on securities or other assets intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days or less.
PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
The Fund may write covered call options to generate income. As a writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).
OVER-THE-COUNTER OPTIONS
The Fund may purchase and write over-the-counter options (`OTC options'') on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.
OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.
WARRANTS
The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.


ADDITIONAL RISK CONSIDERATIONS
The Directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, any losses resulting from the holding of the Funds' portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.
PORTFOLIO TURNOVER
   The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio securities will be sold when the Adviser believes it is appropriate, regardless of how long those securities have been held. For the fiscal years ended November 30, 1996 and 1995, the portfolio turnover rates were 119% and 166%, respectively.
For the fiscal year ended November 30, 1995, the variation in the Fund's portfolio turnover rate was due to country rotations, investment transactions, and an increase in the number of redemptions incurred by the Fund.


INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS
        With respect to 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.
ACQUIRING SECURITIES
     The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer, or acquire any securities of Fiduciary Trust Company International or its affiliates.
CONCENTRATION OF INVESTMENTS
     The Fund will not invest more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.
BORROWING
     The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not purchase securities while outstanding borrowings exceed 5% of the value of its total assets. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. )




PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate assets, except when necessary for permissible borrowings. In those cases, it may pledge assets having a value of 15% of its assets taken at cost. Neither the deposit of underlying securities or other assets in escrow in connection with the writing of put or call options or the purchase of securities on a when-issued basis, nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.
BUYING ON MARGIN
     The Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions, except that the Fund may make margin payments in connection with its use of financial futures contracts or related options and transactions.
ISSUING SENIOR SECURITIES
     The Fund will not issue senior securities except in connection with transactions described in other investment limitations or as required by forward commitments to purchase securities or currencies.
UNDERWRITING
     The Fund will not underwrite or participate in the marketing of securities of other issuers, except as it may be deemed to be an underwriter under federal securities law in connection with the disposition of its portfolio securities.
INVESTING IN REAL ESTATE
     The Fund will not invest in real estate, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.
INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options on financial futures contracts, provided that the sum of its initial margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts may not exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts. Further, the Fund may engage in foreign currency transactions and purchase or sell forward contracts with respect to foreign currencies and related options.
LENDING CASH OR SECURITIES
     The Fund will not lend any assets except portfolio securities. This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or its Articles of Incorporation.
INVESTING IN MINERALS
     The Fund will not invest in interests in oil, gas, or other mineral exploration or development programs, other than debentures or equity stock interests.
SELLING SHORT
     The Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 10% of the Fund's net assets. While in a short position, the Fund will retain the securities, rights, or segregated assets.
Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Except as noted, shareholders will be notified before any material change in these limitations becomes effective.


PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.

          INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not own securities of open-end investment companies, own more than 3% of the total outstanding voting stock of any closed-end investment company, invest more than 5% of its total assets in any closed-end investment company, or invest more than 10% of its total assets in closed-end investment companies in general. The Fund will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Fund will indirectly bear its proportionate share of any fees and expenses paid by other investment companies, in addition to the fees and expenses payable directly by the Fund.

          INVESTING IN ILLIQUID SECURITIES


     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including securities not determined by the Directors to be liquid, repurchase agreements with maturities longer than seven days after notice, and certain over-the-counter options.
DEALING IN PUTS AND CALLS
     The Fund will not write call options or put options on securities, except hat the Fund may write covered call options and secured put options on all or any portion of its portfolio, provided the securities are held in the Fund's portfolio or the Fund is entitled to them in deliverable form without further payment or the Fund has segregated cash in the amount of any further payments. The Fund will not purchase put options on securities unless the securities or an offsetting call option is held in the Fund's portfolio. The Fund may also purchase, hold or sell (i) contracts for future delivery of securities or currencies and (ii) warrants granted by the issuer of the underlying securities.

          Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
        The Fund did not borrow money or pledge securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.





INTERNATIONAL SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with International Series, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director


Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director of the
Funds.





Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Director
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.






Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.





Edward C. Gonzales
Federated Investors Tower


Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923


Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Director is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Directors handles the responsibilities of the Board between meetings of the Board.
   As used in the table above, `The Funds'' and ``Funds'' mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S.


Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding Shares.
   As of December 31, 1996, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, on behalf of certain underlying accounts, owned approximately 141,211 (5.74%) Class A Shares; Clooney & Co., New York, New York, owned approxiately 391,006 (5.89%) Class A Shares; and Wendel & Co., New York, New York, owned approximately 177,766 (7.23%) Class A Shares.
As of December 31 , 1996, no shareholder of record owned 5% or more of the outstanding Class B Shares of the Fund.
As of December 31, 1996, the following shareholder of record owned 5% or more of the outstanding Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, on behalf of certain underlying accounts, owned approximately 174,493 (38.90%) Class C Shares.




DIRECTORS COMPENSATION


                      AGGREGATE         TOTAL COMPENSATION PAID
NAME ,                COMPENSATION      TO DIRECTORS FROM
POSITION WITH         FROM THE          THE CORPORATION
THE CORPORATION       CORPORATION *#    AND FUND COMPLEX +


   John F. Donahue,   $0                $0 for the Corporation and
Chairman and Director                   56 other investment companies in
the Fund Complex

Thomas G. Bigley,     $698.35           $108,725 for the Corporation and
Director                                56 other investment companies in
the Fund Complex

John T. Conroy, Jr.,  $768.30           $119,615or the Corporation and
Director                                56 other investment companies in
the Fund Complex

William J. Copeland,  $768.30           $119,615for the Corporation and
Director                                56 other investment companies in
the Fund Complex

James E. Dowd,        $768.30           $119,615for the Corporation and
Director                                56 other investment companies in
the Fund Complex



Lawrence D. Ellis, M.D.,                $698.35   $108,725for the
Corporation and
Director                                56 other investment companies in
the Fund Complex

Edward L. Flaherty, Jr.                 $768.30   $119,615for the
Corporation and
Director                                56 other investment companies in
the Fund Complex

Peter E. Madden,      $698.35           $108,725for the Corporation and
Director                                56 other investment companies in
the Fund Complex

Gregor F. Meyer,      $698.35           $108,725 for the Corporation and
Director                                56 other investment companies in
the Fund Complex

John E. Murray, Jr.   $698.35           $108,725for the Corporation and
Director                                56 other investment companies in
the Fund Complex

Wesley W. Posvar,     $698.35           $108,725for the Corporation and
Director                                56 other investment companies in
the Fund Complex

Marjorie P. Smuts,    $698.35           $108,725for the Corporation and


Director                                56 other investment companies in
the Fund Complex


*Information is furnished for the fiscal year ended November 30, 1996. #The aggregate compensation is provided for the Corporation which is comprised of 2 portfolios.
+The information is provided for the last calendar year.


INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
   The Fund's investment adviser is Federated Global Research Corp. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Fund, the Corporation, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
ADVISORY FEES
   For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended November 30, 1996, and for the period from September 1, 1995 to November 30, 1995, the Adviser received $2,004,435 and $535,649, respectively. For the period from December 1, 1994 to August 31, 1995, Federated Management, the Fund's former investment adviser, received $1,772,031. For the period from March 15, 1994 to November 30, 1994, Federated Management received $1,872,710. For the period from December 1, 1993 through March 14, 1994, Fiduciary International, Inc., the Fund's initial investment adviser, received $656,740.
          BROKERAGE TRANSACTIONS
   The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended November 30, 1996, 1995, and 1994, the Fund paid total brokerage commissions of $1,602,769, $2,289,648, and $1,256,110, respectively.
Although investment decisions for the Fund are made independently from those of any other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
The Adviser may engage in other non-U.S. transactions that may have adverse effects on the market for securities in the Fund's portfolio. The Adviser is not obligated to obtain any material non-public (`inside'') information about any securities issuer, or to base purchase or sale recommendations on such information.
OTHER SERVICES

FUND ADMINISTRATION
   Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's administrator.
Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's administrator. Both former administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended November 30, 1996, 1995, and 1994, the Administrators earned $185,000, $322,342, and
$349,224, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
    TRANSFER AGENT
   Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
PURCHASING SHARES

   Except under certain circumstances described in the respective prospectuses, Shares are sold at their net asset value, plus a sales charge (for Class A Shares only) on days the New York Stock Exchange (`NYSE'') is open for business. The procedure for purchasing Shares is explained in the prospectus under `How to Purchase Shares.''

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

With respect to Class B Shares and Class C Shares, the Fund has adopted a Distribution Plan in accordance with Investment Company Act Rule 12b-1. Additionally, the Fund has adopted a Shareholder Services Agreement with respect to all classes of Shares.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
   By adopting the Distribution Plan (Class B Shares and Class C Shares), the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
   For the fiscal year ended November 30, 1996, the Class B Shares and Class C Shares incurred $92,608 and $58,555, respectively, in distribution services fees, none of which were waived. In addition, for the fiscal year ended November 30, 1996, Class A Shares, Class B Shares and Class C Shares, incurred shareholder services fees in the amount of $450,721, $30,869, and $19,518 respectively, of which $274,003, $0, and $1,101, respectively, were waived.


PURCHASES BY SALES REPRESENTATIVES, DIRECTORS OF THE CORPORATION, AND
EMPLOYEES
   Directors, employees, and sales representatives of the Fund, the Adviser, and Federated Securities Corp., or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp., and their spouses and children under 21, may buy Shares at net asset value without a sales charge. Shares may also be sold without sales charges to trusts or pension or profit-sharing plans for these persons.
These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
   Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. Such dividends are recorded as soon as the Fund is informed of the ex-dividend date.
DETERMINING MARKET VALUE OF SECURITIES
Market or fair values of the Fund's portfolio securities are determined as follows:
     oaccording to the last reported sale price on a recognized securities exchange, if available. (If a security is traded on more than one exchange, the price on the primary market for that security, as determined by the Adviser or sub- adviser, is used);
     o according to the mean between the last closing bid and asked prices, if no sale on the recognized exchange is reported or if the security is traded over-the-counter;


     oat fair value as determined in good faith by the Directors; or ofor short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost, which approximates value.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities; yield; quality; coupon rate; maturity; type of issue; trading characteristics; and other market data. TRADING IN FOREIGN SECURITIES
   Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others. REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under `How to Redeem Shares.'' Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.


Class B Shares redeemed within six years of purchase and Class C Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the distributor to the financial institutions for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the administrative fee that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.
Since portfolio securities of the Fund may be traded on foreign exchanges which trade on Saturdays or on holidays on which the Fund will not make redemptions, the net asset value of each class of Shares of the Fund may be significantly affected on days when shareholders do not have an opportunity to redeem their Shares.
REDEMPTION IN KIND
Although the Corporation intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the Fund's portfolio. The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the Corporation is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a class of Shares' net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further cash payments will have a materially adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made is kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE
The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the fiscal year end. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12 month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts values will not be aggregated.



TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
However, the Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company (`PFIC''). Federal income taxes may be imposed on the Fund upon disposition of PFIC investments.
FOREIGN TAXES
Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.


   CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.


TOTAL RETURN

   The Fund's average annual total returns for Class A Shares for the one-year, five-year and ten-year periods ended November 30, 1996, were 2.66%, 6.48%, and 5.95%, respectively.
The Fund's average annual total returns for Class B Shares for the fiscal year ended November 30, 1996, and for the period from September 28, 1994 (start of performance) to November 30, 1996, were 1.65% and -0.69%, respectively.
The Fund's average annual total returns for Class C Shares for the fiscal year ended November 30, 1996, and for the period from April 1, 1993 (start of performance) to November 30, 1996, were 6.66% and 8.24%, respectively. The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge on Class A Shares, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of


Shares redeemed. Occasionally, total return which does not reflect the effect of the sales charge may be quoted in advertising.
PERFORMANCE COMPARISONS

The Fund's performance of each class of Shares depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates on money market instruments;
     ochanges in the Fund's or a class of Shares' expenses; and ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any indices used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC., for example, makes comparative calculations for one-month, three-month, one-year, and five-year periods which assume the reinvestment of all capital gains distributions and income dividends.
     oEUROPE, AUSTRALIA, AND FAR EAST (EAFE) INDEX is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.
     oSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
     oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and sales literature for all three classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on annual reinvestment of dividends over a specified period of time.
   Advertisements may quote performance information which does not reflect the effect of the sales charge or contingent deferred sales charge, as applicable.


Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
   The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.


In the equity sector, Federated Investors has more than 26 years experience. As of December 31, 1996, Federated managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitive and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated Investor's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investor's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investor's international portfolios.
MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*







* Source:  Investment Company Institute
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:


INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
   BANK MARKETING
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
   Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended November 30, 1996, are incorporated herein by reference to the Annual Report of the Fund dated November 30, 1996 (File Nos. 2-91776 and 811-3984). A copy of the Report may be obtained without charge by contacting the Fund.




APPENDIX

MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATING DEFINITIONS P-1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
     oLeading market positions in well established industries;
     oHigh rates of return on funds employed;
     oConservative capitalization structures with moderate reliance on debt and ample asset protection;
     oBroad margins in earning coverage of fixed financial charges and high internal cash generation; and
     oWell-established access to a range of financial markets and assured sources of alternate liquidity.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. MOODY'S INVESTORS SERVICE, INC., LONG-TERM BOND RATING DEFINITIONS AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as ``gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATING DEFINITIONS AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


FEDERATED INTERNATIONAL INCOME FUND
(A PORTFOLIO OF INTERNATIONAL SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
PROSPECTUS




The shares of Federated International Income Fund (the "Fund") represent interests in a non-diversified investment portfolio of International Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund). The Fund invests primarily in high-quality debt securities denominated primarily in foreign currencies to seek a high level of current income in U.S. dollars consistent with prudent investment risk. The Fund has a secondary objective of capital appreciation.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares and Class C Shares dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated January 31, 1997


-------------------------------------------------------
                         -------------------------------------------------------
                               TABLE OF CONTENTS


Summary of Fund Expenses--
  Class A Shares...............................................................1

Summary of Fund Expenses--
  Class B Shares...............................................................2

Summary of Fund Expenses--
  Class C Shares...............................................................3


Financial Highlights--Class A Shares...........................................4

Financial Highlights--Class B Shares...........................................5

Financial Highlights--Class C Shares...........................................6


General Information............................................................7

Investment Information.........................................................7
  Investment Objective.........................................................7
  Investment Policies..........................................................7
  Hedging Strategies..........................................................13
  Investment Limitations......................................................15

Net Asset Value...............................................................16

Investing in the Fund.........................................................16

How to Purchase Shares........................................................17
  Investing in Class A Shares.................................................17
  Investing in Class B Shares.................................................20

  Investing in Class C Shares.................................................20
  Special Purchase Features...................................................21

Exchange Privilege............................................................22

How to Redeem Shares..........................................................23


  Special Redemption Features.................................................24
  Contingent Deferred Sales Charge............................................25
  Elimination of Contingent Deferred Sales
     Charge...................................................................26

Account and Share Information.................................................27


International Series, Inc. Information........................................28

  Management of the Corporation...............................................28

  Distribution of Shares......................................................30

  Administration of the Fund..................................................31

Shareholder Information.......................................................32
  Voting Rights...............................................................32

Tax Information...............................................................32
  Federal Income Tax..........................................................32
  State and Local Taxes.......................................................33

Performance Information.......................................................33

Addresses.....................................................................34

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                         -------------------------------------------------------




                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL INCOME FUND

                                                           CLASS A SHARES
                                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................................       4.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)......................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable) (1).............................................................................................       0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................................       None
Exchange Fee..................................................................................................       None

                                                     ANNUAL OPERATING EXPENSES
                                              (As a percentage of average net assets)
Management Fee (after waiver) (2).............................................................................       0.71%
12b-1 Fee (after waiver) (3)..................................................................................       0.08%
Total Other Expenses..........................................................................................       0.51%
    Shareholder Services Fee (after waiver) (4)....................................................       0.12%
         Total Operating Expenses (5).........................................................................       1.30%





(1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.05% for redemptions made within one year of purchase.


(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(4) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(5) The total operating expenses would have been 1.64% absent the voluntary waivers of portions of the management fee, the 12b-1 fee and the shareholder services fee.




    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period,
and (3) payment of the maximum sales charge..................................     $58        $84       $113       $195




    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

-------------------------------------------------------
                         -------------------------------------------------------


                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL INCOME FUND



                                                           CLASS B SHARES
                                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)......................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable) (1).............................................................................................       5.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................................       None
Exchange Fee..................................................................................................       None

                                                     ANNUAL OPERATING EXPENSES
                                              (As a percentage of average net assets)
Management Fee (after waiver) (2).............................................................................       0.71%
12b-1 Fee.....................................................................................................       0.75%
Total Other Expenses..........................................................................................       0.64%
    Shareholder Services Fee.......................................................................       0.25%
         Total Operating Expenses (3)(4)......................................................................       2.10%





(1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge").



(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

(4) The total operating expenses would have been 2.12% absent the voluntary waiver of a portion of the management fee.



    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.




    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.


EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period,
and (3) payment of the maximum sales charge..................................     $78       $109       $136       $222
You would pay the following expenses on the same investment, assuming no
redemption...................................................................     $21        $66       $113       $222




    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

-------------------------------------------------------
                         -------------------------------------------------------


                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL INCOME FUND



                                                      CLASS C SHARES
                                             SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).......................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable) (1)..............................................................................................       1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable).............................................       None
Exchange Fee...................................................................................................       None

                                                ANNUAL OPERATING EXPENSES
                                         (As a percentage of average net assets)
Management Fee (after waiver) (2)..............................................................................       0.71%
12b-1 Fee......................................................................................................       0.75%
Total Other Expenses...........................................................................................       0.63%
    Shareholder Services Fee (after waiver) (3).....................................................       0.24%
         Total Operating Expenses (4)..........................................................................       2.09%





(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within one year of their purchase date. For a more complete description, (See "Contingent Deferred Sales Charge").

(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%

(4) The total operating expenses would have been 2.13% absent the voluntary waivers of portions of the management fee and the shareholder services fee.



    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class C Shares" and "International Series, Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.




    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.


EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period,
and (3) payment of the maximum sales charge..................................     $31        $65       $112       $242
You would pay the following expenses on the same investment, assuming no
redemption...................................................................     $21        $65       $112       $242




    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

-------------------------------------------------------
                         -------------------------------------------------------
                      FINANCIAL HIGHLIGHTS--CLASS A SHARES
                      FEDERATED INTERNATIONAL INCOME FUND
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 15, 1997, on the Fund's financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.



                                                                                    YEAR ENDED NOVEMBER 30,
                                                                       1996       1995       1994       1993       1992
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   11.38  $   10.52  $   11.86  $   10.47  $   10.84
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------
  Net investment income                                                   0.74**      0.79      0.70       0.88       0.62
-------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                        0.67       0.84      (0.76)      1.40      (0.20)
-------------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
  Total from investment operations                                        1.41       1.63      (0.06)      2.28       0.42
-------------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
-------------------------------------------------------------------
  Distributions from net investment income                               (0.87)     (0.77)     (0.63)     (0.75)     (0.71)
-------------------------------------------------------------------
  Distributions in excess of net investment income (b)                  --         --         --         --          (0.05)
-------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign
  currency transactions                                                 --         --          (0.65)     (0.14)     (0.03)
-------------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
  Total distributions                                                    (0.87)     (0.77)     (1.28)     (0.89)     (0.79)
-------------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                       $   11.92  $   11.38  $   10.52  $   11.86  $   10.47
-------------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------


TOTAL RETURN (C)                                                         13.27%     16.12%     (0.84%)     22.95%      3.82%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------
  Expenses                                                                1.30%      1.30%      1.30%      1.25%      0.99%
-------------------------------------------------------------------
  Net investment income                                                   6.58%      6.79%      6.67%      7.71%      5.83%
-------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                        0.34%      0.40%      0.20%      0.27%      0.62%
-------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------
  Net assets, end of period (000 omitted)
                                                                      $200,758   $173,905   $209,008   $220,602    $86,937
-------------------------------------------------------------------
  Portfolio turnover                                                        92%        41%       136%       189%       314%
-------------------------------------------------------------------

                                                                       1991(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $   10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------
  Net investment income                                                    0.25
-------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         0.75


-------------------------------------------------------------------  -----------
  Total from investment operations                                         1.00
-------------------------------------------------------------------  -----------
LESS DISTRIBUTIONS
-------------------------------------------------------------------
  Distributions from net investment income                                (0.16)
-------------------------------------------------------------------
  Distributions in excess of net investment income (b)                   --
-------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign
  currency transactions                                                  --
-------------------------------------------------------------------  -----------
  Total distributions                                                     (0.16)
-------------------------------------------------------------------  -----------
NET ASSET VALUE, END OF PERIOD                                        $   10.84
-------------------------------------------------------------------  -----------
TOTAL RETURN (C)                                                          10.07%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------
  Expenses                                                                 0.32%*
-------------------------------------------------------------------
  Net investment income                                                    7.54%*
-------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                         1.18%*
-------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                23,465


-------------------------------------------------------------------
  Portfolio turnover                                                         35%
-------------------------------------------------------------------




 * Computed on an annualized basis.

** Per share information is based upon the monthly average number of shares outstanding.


 (a) Reflects operations for the period from June 4, 1991 (date of initial public investment) to November 30, 1991. For the period from the start of business, May 15, 1991, to June 3, 1991, the net investment income was distributed to the Corporation's adviser.

 (b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.




-------------------------------------------------------
                         -------------------------------------------------------
                      FINANCIAL HIGHLIGHTS--CLASS B SHARES
                      FEDERATED INTERNATIONAL INCOME FUND
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 15, 1997, on the Fund's financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.



                                                                                                 YEAR ENDED
                                                                                                NOVEMBER 30,
                                                                                        1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $   11.36  $   10.51   $   10.21
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------
  Net investment income                                                                    0.64**      0.77       0.08
------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency              0.68       0.78        0.22
------------------------------------------------------------------------------------  ---------  ---------  -----------
  Total from investment operations                                                         1.32       1.55        0.30
------------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------
  Distributions from net investment income                                                (0.79)     (0.70)     --
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                        $   11.89  $   11.36   $   10.51
------------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                                          12.41%     15.28%       2.44%
------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------
  Expenses                                                                                 2.10%      2.10%       2.11%*
------------------------------------------------------------------------------------
  Net investment income                                                                    5.76%      5.76%       7.07%*


------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                         0.02%      0.10%       0.10%*
------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)
                                                                                         $8,641     $1,123        $101
------------------------------------------------------------------------------------
  Portfolio turnover                                                                         92%        41%        136%
------------------------------------------------------------------------------------




 * Computed on an annualized basis.


** Per share information is based upon the monthly average number of shares outstanding.


 (a) Reflects operations for the period from September 19, 1994 (start of business) to November 30, 1994.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


-------------------------------------------------------
                         -------------------------------------------------------
                      FINANCIAL HIGHLIGHTS--CLASS C SHARES
                      FEDERATED INTERNATIONAL INCOME FUND
--------------------------------------------------------------------------------



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 15, 1997, on the Fund's financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.



                                                                                    YEAR ENDED NOVEMBER 30,
                                                                            1996       1995       1994       1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                      $   11.36  $   10.48  $   11.84   $   10.23
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
  Net investment income                                                        0.67**      0.60      0.58        0.41
------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                     0.64       0.95      (0.72)       1.58
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
  Total from investment operations                                             1.31       1.55      (0.14)       1.99
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
------------------------------------------------------------------------
  Distributions from net investment income                                    (0.78)     (0.67)     (0.57)      (0.38)
------------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign
  currency transactions                                                      --         --          (0.65)     --
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
  Total distributions                                                         (0.78)     (0.67)     (1.22)      (0.38)
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                            $   11.89  $   11.36  $   10.48   $   11.84
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                                              12.31%     15.32%     (1.54%)      19.67%
------------------------------------------------------------------------


RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------
  Expenses                                                                     2.09%      2.06%      2.05%       2.05%*
------------------------------------------------------------------------
  Net investment income                                                        5.80%      5.96%      6.00%       5.39%*
------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                             0.04%      0.14%      0.10%       0.21%*
------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------
  Net assets, end of period (000 omitted)
                                                                            $14,976    $12,015  $   8,098  $    4,767
------------------------------------------------------------------------
  Portfolio turnover                                                             92%        41%       136%        189%
------------------------------------------------------------------------




 * Computed on an annualized basis.


** Per share information is based upon the monthly average number of shares outstanding.


 (a) Reflects operations for the period from March 31, 1993 (start of business) to November 30, 1993.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30, 1996, which can be obtained free of charge.


-------------------------------------------------------
                         -------------------------------------------------------

                              GENERAL INFORMATION



The Corporation was established as FT International Trust, a Massachusetts business trust, on March 9, 1984, and reorganized as a corporation under the laws of the state of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation to International Series, Inc. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Directors of the Corporation (the "Directors") has established three classes of shares known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively as the context requires, "Shares").


Shares of the Fund are designed for investors who wish to spread their investments beyond the United States and who are prepared to accept the particular risks associated with these investments. It is not intended to provide a complete investment program for an investor.


The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1,500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.



The Fund's current net asset value ("NAV") and offering price can be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.


-------------------------------------------------------
                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The Fund's objective is to seek a high level of current income in U.S. dollars consistent with prudent investment risk. The Fund has a secondary investment objective of capital appreciation. The investment objectives cannot be changed without the approval of the shareholders. The Fund will pursue these objectives by investing in high-quality debt securities denominated primarily in foreign currencies.

While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in the policies becomes effective.

INVESTMENT POLICIES

                             ACCEPTABLE INVESTMENTS

The Fund will invest primarily in high-quality debt securities denominated in the currencies of the nations that are members of the Organization for Economic Cooperation and Development. These nations include, but are not limited to, the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund will invest at least 65%, and under normal market conditions substantially all of its total assets in high-quality debt securities denominated in foreign currencies of issuers located in at least three countries outside of the United


States. Additionally, investments may be made in securities denominated in the European Currency Unit, a multinational currency unit which represents specified amounts of the currencies of certain member states of the European Union.


The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by Standard & Poor's Ratings Group ("S&P") or A by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, will be judged by Federated Global Research Corp., the Fund's investment adviser (the "Adviser") to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. Downgraded securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

The Fund's portfolio of debt securities will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. In addition, the Fund will also invest in high quality debt securities issued by corporations in the currencies specified above and subject to the credit limitations listed above. No more than 25% of the Fund's total assets will be invested in the securities of issuers located in any one country. The Fund will also invest in both exchange traded and over-the-counter options, subject to the limitations outlined in this prospectus.

The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

                         FOREIGN GOVERNMENT SECURITIES

The foreign government securities in which the Fund may invest generally consist of obligations supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the
International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the Inter-American Development Bank.

Foreign government securities also include debt securities of "quasi-governmental agencies." Debt securities of quasi-governmental agencies are either debt securities issued by entities which are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

                             TEMPORARY INVESTMENTS


Up to 10% of the Fund's total assets may be invested at any one time in cash deposits or in certificates of deposit issued by banks of high credit quality, or in commercial paper with an A1/P1 rating assigned by S&P or Moody's, or in repurchase agreements. At the discretion of the Adviser, these instruments may be denominated in foreign currencies or U.S. dollars.


                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

                 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS


The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                        LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.


                              RISK CONSIDERATIONS

Investing in foreign securities carries substantial risks in addition to those associated with investments in domestic securities. In an attempt to reduce some of these risks, the Fund will attempt to distribute its investments broadly among foreign countries. The debt securities of at least three different foreign countries will always be represented.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.


With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S.

Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

                                   ALLOCATION

The allocation of the Fund's assets in a particular market and currency will be based on a fundamental assessment of the economic strength of each relevant country combined with considerations of credit quality and currency and interest rate trends. These factors are reviewed on a regular basis in order to derive specific interest rate and currency forecasts, which are quantified in terms of total return. The market and currency allocation of the Fund will vary to achieve an optimal mix of investments to achieve the investment objectives of the Fund.



                                    DURATION

Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends primarily upon the security's coupon rate, maturity date, and level of market interest rates for similar debt securities. There will be no limit on the duration of any one individual issue purchased by the Fund, except that the purchase of an issue that has no final maturity date shall not be permitted. The weighted average duration of the Fund shall not exceed ten years and shall not be less than one year, but will normally fall within a range of three to seven years. The Adviser regards that range as being consistent with a prudent attitude towards risk. Shifts outside this range would be made only under unusual circumstances.

                               FOREIGN SECURITIES

Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Additional differences exist between investing in foreign and domestic securities. Examples of such differences include:

 less publicly available information about foreign issuers;

 credit risks associated with certain foreign governments;

 the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;

 less readily available market quotations on foreign issues;

 differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

 differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

 the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;


 the likelihood that securities of foreign issuers may be less liquid or more volatile;

 foreign brokerage commissions may be higher;

 unreliable mail service between countries;

 political or financial changes which adversely affect investments in some countries;

 increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;

 certain markets may require payment for securities before delivery;

 religious and ethnic instability; and

 certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.

                            U.S. GOVERNMENT POLICIES

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.

                                 CURRENCY RISKS



Because the majority of the debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's NAV net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease. Under the U.S. tax code, the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the U.S. tax code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income (See "Federal Income Tax").



The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. Dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.


The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

The Adviser believes that active management of currency risks through a variety of hedging vehicles and strategies can considerably limit the risk of capital loss through movements in the foreign exchange markets, such as those described above. The Adviser will not engage in hedging for speculative purposes.

                                HEDGING VEHICLES

The Fund may use the following hedging vehicles in an attempt to manage currency and interest rate risks:


 forward foreign currency exchange contracts;

 options contracts; and

 futures contracts.


                  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.


There is no limitation as to the percentage of the Fund's assets that may be committed under forward foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" (see "Hedging Strategies" below), denominated in a currency or currencies that the Adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Fund generally does not enter into a forward foreign currency exchange contract with a term longer than one year.


                               OPTIONS CONTRACTS


The Fund may deal in options on foreign currencies, foreign currency futures,


securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and a wider range of expiration dates and exercise prices, than are exchange traded options.




                               FUTURES CONTRACTS


Futures contracts are contracts that obligate the long or short holder to take or make delivery of a specified quantity of an asset, such as a currency, a security, or the cash value of a securities index at a specified future date at a specified price. The Fund may engage in futures transactions, but will not participate in futures contracts if the sum of its initial margin deposits on open contracts will exceed 5% of the fair market value of the Fund's net assets.

HEDGING STRATEGIES

                                CURRENCY HEDGING

When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency (i.e., "hedge"). The Fund may, as an alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (i.e., "cross-hedge"). A cross hedge can be achieved not only by using a "proxy" currency in which Fund securities are denominated, but also by using the Canadian dollar as a "proxy" currency for the U.S. dollar. This strategy may be beneficial because the level of divergence in the exchange rates of U.S. and Canadian currencies has historically tended to be relatively small.



For example, the Fund may invest in securities denominated in a Western European currency, such as the French Franc, and seek to hedge against the effect of an increase in the value of the U.S. dollar against that currency by entering into a forward foreign currency exchange contract to sell the lower yielding German Mark, which has historically had price movements that tend to correlate closely with those of the French Franc, thereby creating a hedge similar to the simple Dollar/Franc hedge, but at a possibly lower cost. In addition, the Fund might arrange to sell those Marks against Canadian Dollars in an effort to minimize hedging costs.

                             INTEREST RATE HEDGING

The Fund may engage in futures transactions and may use options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions. For example, if the Fund owned long-term bonds and interest rates were expected to rise, it could sell futures contracts or the cash value of a securities index. If interest rates did increase, the value of the bonds in the Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts or the cash value of the securities index. If, on the other hand, long-term interest rates were expected to decline, the Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.


                                    GENERAL

The Fund might not employ any of the techniques or strategies described above, and there can be no assurance that any technique or strategy (or combination thereof) used will succeed. The use of these techniques and strategies involves certain risks, including:

 dependence on the Adviser's ability to predict movements in the prices of assets being hedged or movements in interest rates and currency markets;

 imperfect correlation between the hedging instruments and the securities or currencies being hedged;

 the fact that skills needed to use these instruments are different from those needed to select the Fund's securities;

 the possible absence of a liquid secondary market for any particular instrument at any particular time;

 possible impediments to effective portfolio management or the ability to meet redemption requests or other short-term obligations because of the percentage of the Fund's assets segregated to cover its obligations; and

 the possible need to defer closing out hedged positions to avoid adverse tax consequences.

New futures contracts, options thereon and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.

                              NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code (the "Code"). This undertaking requires that at the end of each quarter of the taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

                               PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

 borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; nor sell securities short except under strict limitations.


The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material changes in this limitation become effective.


The Fund will not:


 invest more than 15% of the value of its net assets in restricted or other securities determined by the Directors not to be liquid, including repurchase agreements with maturities longer than seven days after notice and certain OTC options.


--------------------------------------------------------
                                NET ASSET VALUE


The Fund's NAV per Share fluctuates. The NAV for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.



The NAV of each class of Shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange,


Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


-------------------------------------------------------
                             INVESTING IN THE FUND


The Fund offers investors three classes of Shares that carry sales charges and contingent deferred sales charges in different levels of expenses.


                                 CLASS A SHARES


An investor who purchases Class A Shares pays a maximum sales load of 4.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies."). Certain purchases of Class A Shares qualify for reduced sales charges. See "Reducing or Eliminating the Sales Charge." Class A Shares have no conversion feature.


                                 CLASS B SHARES



Class B Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares will automatically convert into Class A Shares, based on relative NAV, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the 12b-1 fee.


                                 CLASS C SHARES


Class C Shares are sold without an initial sales charge, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to their 12b-1 fee. Class C Shares have no conversion feature.


-------------------------------------------------------
                             HOW TO PURCHASE SHARES


Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)

In connection with any sale Federated Securities Corp., may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.

INVESTING IN CLASS A SHARES


Class A Shares are sold at their NAV next determined after an order is received, plus a sales charge as follows:



                                      SALES        DEALER
                     SALES CHARGE     CHARGE     CONCESSION
                         AS A          AS A         AS A
                      PERCENTAGE    PERCENTAGE   PERCENTAGE
                       OF PUBLIC      OF NET      OF PUBLIC
     AMOUNT OF         OFFERING       AMOUNT      OFFERING
    TRANSACTION          PRICE       INVESTED       PRICE
Less than $100,000       4.50%        4.71%         4.00%
$100,000 but less
 than $250,000           3.75%        3.90%         3.25%
$250,000 but less
 than $500,000           2.50%        2.56%         2.25%
$500,000 but less
 than $1,000,000         2.00%        2.04%         1.80%
$1,000,000 or
 greater                 0.00%        0.00%        0.25%*




*See sub-section entitled "Dealer Concession" below.


No sales charge is imposed for Class A Shares purchased through financial intermediaries that do not receive a reallowance of a sales charge. However, investors who purchase Class A Shares through a trust department, investment adviser, or other financial intermediary may be charged a service or other fee by the financial intermediary. Additionally, no sales charge is imposed on shareholders designated as Liberty Life Members or on Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee for services.


                               DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund, or other special events at recreational-type facilities, or of items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.


The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.


                            REDUCING OR ELIMINATING
                                THE SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of Class A Shares through:

 quantity discounts and accumulated purchases;


 concurrent purchases;


 signing a 13-month letter of intent;


 using the reinvestment privilege; or




 purchases with proceeds from redemptions of unaffiliated investment companies.



                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES


As shown in the above table, larger purchases may reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is eliminated or reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.


If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge as a percentage of public offering price on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.





                              CONCURRENT PURCHASES


For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in Class A Shares of one of the other Federated Funds with a sales charge, and $20,000 in the Class A Shares of this Fund, the sales charge would be reduced.



To receive this sales charge reduction Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.



                                LETTER OF INTENT


If a shareholder intends to purchase at least $50,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period, and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.



The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.



While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.


                             REINVESTMENT PRIVILEGE


If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.


            PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED
                              INVESTMENT COMPANIES

Investors may purchase Class A Shares at NAV, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales charge or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing or by his financial institution at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50% for Shares purchased under this program. If Shares are purchased in this manner, redemptions of these Shares will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering described above.



INVESTING IN CLASS B SHARES


Class B Shares are sold at their NAV next determined after an order is received. While Class B Shares are sold without an initial sales charge, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.


                          CONVERSION OF CLASS B SHARES


Class B Shares will automatically convert into Class A Shares on the fifteenth of the month, eight years after the purchase date, except as noted below, and will no longer be subject to a fee under the Fund's Distribution Plan (see "Distribution of Shares"). Such conversion will be on the basis of the relative NAV per share, without the imposition of any sales charge, fee, or other charge. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Class B Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.




Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

INVESTING IN CLASS C SHARES


Class C Shares are sold at NAV next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge see "Contingent Deferred Sales Charge--Class C Shares."


               PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.





The financial institutions which maintain investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless they account for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.


                           PURCHASING SHARES BY WIRE


Once an account has been established, Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE: For Credit to: (Fund Name) (Fund Class); (Fund Number--this number can be found on the account statement or by contracting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.




                           PURCHASING SHARES BY CHECK


Once an account has been established, Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).


SPECIAL PURCHASE FEATURES

                         SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the NAV next determined after an order is received by the Fund, plus the applicable sales charge. Shareholders should contact their financial institution or the Fund to participate in this program.


                                RETIREMENT PLANS




Fund Shares can be purchased as an investment for retirement plans or for Individual Retirement Accounts ("IRAs"). For further details, contact the Fund and consult a tax adviser.


-------------------------------------------------------
                               EXCHANGE PRIVILEGE

                                 CLASS A SHARES


Class A shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds at NAV. Neither the Fund nor any of the Federated Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange all or some of their shares for Class A Shares.


                                 CLASS B SHARES


Class B shareholders may exchange all or some of their Shares for Class B Shares of other Federated Funds. (Not all Federated Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares of the Federated Funds). Exchanges are made at NAV without being assessed a contingent deferred sales charge on the exchanges Shares. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged- from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent


Deferred Sales Charge."


                                 CLASS C SHARES


Class C shareholders may exchange all or some of their Shares for Class C Shares of other Federated Funds at NAV without a contingent deferred sales charge. (Not all Federated Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares of the Federated Funds.) To the extent that a shareholder exchanges Shares for Class C Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."



Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged free of charge.



Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any Federated Fund, as long as they maintain a $500 balance in one of the Federated Funds.




                           REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.


Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.


                                TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.

                               MAKING AN EXCHANGE


Instructions for exchanging may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Shareholder Services Company, 1099 Hingham Street, Rockland, Massachusetts 02370-3317.



                             TELEPHONE INSTRUCTIONS

Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.


Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, and deposited to the shareholder's account before being exchanged. Telephone exchange instructions may be recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.



-------------------------------------------------------
                              HOW TO REDEEM SHARES


Shares are redeemed at their NAV, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its NAV. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and may be made as described below.


              REDEEMING SHARES THROUGH YOUR FINANCIAL INSTITUTION


Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the NAV, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.




                         REDEEMING SHARES BY TELEPHONE

Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through an ACH will not be wired until that method of payment has been cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

                            REDEEMING SHARES BY MAIL




Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent endorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the Share class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust or company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


       SPECIAL REDEMPTION FEATURES


                         SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.


Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the NAV of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.


       CONTINGENT DEFERRED SALES CHARGE

Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:

                                 CLASS A SHARES

Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.


                                 CLASS B SHARES


Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption in accordance with the following schedule:



          YEAR OF               CONTINGENT
        REDEMPTION               DEFERRED
      AFTER PURCHASE           SALES CHARGE
           First                   5.50%
          Second                   4.75%
           Third                   4.00%
          Fourth                   3.00%
           Fifth                   2.00%
           Sixth                   1.00%
  Seventh and thereafter           0.00%




                                 CLASS C SHARES


Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.


                        CLASS A SHARES, CLASS B SHARES,
                               AND CLASS C SHARES

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order:
(1) Shares acquired through the reinvestment of dividends



and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares;
(3) Shares held for fewer than six years with respect to Class B Shares and less than one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").


ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE


The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements; and (4) qualifying redemptions of Class B Shares under a Systematic Withdrawal Program. To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account: that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has a value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program contact your financial intermediary or the Fund. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Fund reserves the right to discontinue or modify the elimination of the contingent deferred sales charge. Shareholders will be notified of a discontinuation. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.



-------------------------------------------------------

                               ACCOUNT AND SHARE
                                  INFORMATION

                         CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.


Detailed confirmations of each purchase and redemption are sent to each shareholder. Annual confirmations are sent to report dividends paid during the year.

                                   DIVIDENDS


Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Dividends are automatically reinvested in additional Shares on the payment date, at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by writing to the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date, or purchased after the record date, those Shares are not entitled to that quarter's dividend. A portion of distributions to shareholders could, under some circumstances, be reclassified as a return of capital for income tax purposes


(See "Federal Income Tax").


                                 CAPITAL GAINS

Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

                           ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Shares required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the NAV of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.


-------------------------------------------------------
                           INTERNATIONAL SERIES, INC.
                                  INFORMATION

MANAGEMENT OF THE CORPORATION

                               BOARD OF DIRECTORS



The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Board of Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

                                 ADVISORY FEES


The Adviser receives an annual investment advisory fee equal to 0.75% the Fund's average daily net assets. The fees paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fees. The Adviser can terminate this voluntary waiver at any time at its sole discretion.


                              ADVISER'S BACKGROUND




Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 348 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Board of Directors, and could result in severe penalties.


Henry A. Frantzen has been the Fund's portfolio manager since December 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.



Drew J. Collins has been the Fund's portfolio manager since December 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.


Robert M. Kowit has been the Fund's portfolio manager since December 1995. Mr. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.


DISTRIBUTION OF SHARES


Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



The distributor will pay dealers an amount equal to 5.50% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.



The distributor may offer to pay financial institutions an amount up to 1.00% of the NAV of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.


                             DISTRIBUTION PLAN AND
                              SHAREHOLDER SERVICES


Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee computed at an annual rate of up to .25% of the average daily net assets for Class A Shares and up to .75% of the average daily net assets for Class B Shares and Class C Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class A Shares and Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales service and distribution-related support services pursuant to the Distribution Plan.



The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from payments made by Shares under the Distribution Plan.



In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily NAV of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.




                            SUPPLEMENTAL PAYMENTS TO
                             FINANCIAL INSTITUTIONS


Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50% of the NAV of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)



Furthermore, with respect to Class A Shares, Class B Shares and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.



ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Corporation and the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:



     MAXIMUM
  ADMINISTRATIVE          AVERAGE AGGREGATE
       FEE                DAILY NET ASSETS
       .15%           on the first $250 million
      .125%           on the next $250 million
       .10%           on the next $250 million
      .075%            on assets in excess of
                            $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


-------------------------------------------------------
                            SHAREHOLDER INFORMATION

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that particular Fund or class are entitled to vote.


As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. The Directors shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares entitled to vote.


As of December 31, 1996, Charles Schwab & Co., Inc., San Francisco, California, and Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, owned 63.58% and 63.76%, respectively, of the Class A Shares and Class C Shares, respectively, of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


-------------------------------------------------------
                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

Quarterly distributions from the Fund are based on estimates of book income for the year. Tax basis income includes gains or losses attributable to currency fluctuation, whereas book income generally consists solely of the coupon income generated by the portfolio. Due to differences in the book and tax treatment of fixed incomes securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to Shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code, as amended, may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

STATE AND LOCAL TAXES


Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

-------------------------------------------------------
                            PERFORMANCE INFORMATION


From time to time, the Fund advertises the total return and yield for each class of Shares.


Total return represents the change, over a specified period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The yield of each class of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by each class of Shares over a thirty-day period by the maximum offering price per Share of each class of


Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



The performance information reflects the effect of non-recurring charges, such as the maximum sales charge and contingent deferred sales charges, which, if excluded, would increase the total return and yield.



Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences between Class A Shares, Class B Shares and Class C Shares may affect the performance of each class.



From time to time, advertisements for Class A Shares, Class B Shares and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares and Class C Shares to certain indices.


-------------------------------------------------------
                         -------------------------------------------------------
                                   ADDRESSES



                      Federated International Income Fund
                 Class A Shares, Class B Shares, Class C Shares
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                                  DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                               INVESTMENT ADVISER
                        Federated Global Research Corp.
                                175 Water Street
                         New York, New York 10038-4965


                                   CUSTODIAN
                      State Street Bank and Trust Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600


                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                     Federated Shareholder Services Company
                                 P.O. Box 8600


                        Boston, Massachusetts 02266-8600


                         INDEPENDENT PUBLIC ACCOUNTANTS
                              Arthur Andersen LLP
                               2100 One PPG Place
                         Pittsburgh, Pennsylvania 15222

                                            FEDERATED INTERNATIONAL
                                            INCOME FUND

                                            (A PORTFOLIO OF INTERNATIONAL
                                            SERIES, INC.)
                                            CLASS A SHARES, CLASS B SHARES,
                                            CLASS C SHARES
                                            PROSPECTUS
                                            A Non-Diversified Portfolio of
                                            International Series, Inc.,
                                            An Open-End Management
                                            Investment Company
                                            Prospectus dated January 31, 1997


[LOGO] FEDERATED INVESTORS

Since 1955

       Federated Investors Tower
       Pittsburgh, PA 15222-3779



       Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.


       Cusip 46031P100
       Cusip 46031P506
       Cusip 46031P209
       G00494-02-ABC (1/97)

                                    [LOGO]
                                   RECYCLED
                                    PAPER


FEDERATED INTERNATIONAL INCOME FUND
(A PORTFOLIO OF INTERNATIONAL SERIES, INC.)
CLASS A SHARES

PROSPECTUS


The Class A Shares of Federated International Income Fund (the "Fund") represent interests in a non-diversified investment portfolio of International Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).


The Fund's objective is to seek a high level of current income in U.S. dollars consistent with prudent investment risk. The Fund has a secondary objective of capital appreciation. The Fund will pursue these objectives by investing in high-quality debt securities denominated primarily in foreign currencies.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated January 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated January 31, 1997

-------------------------------------------------------
                         -------------------------------------------------------
                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

Financial Highlights...........................................................2

General Information............................................................3

Investment Information.........................................................3
  Investment Objective.........................................................3
  Investment Policies..........................................................3
  Hedging Strategies...........................................................9
  Investment Limitations......................................................11

Net Asset Value...............................................................12

How to Purchase Shares........................................................12


  Investing in Shares.........................................................12
  Reducing or Eliminating the
     Sales Charge.............................................................13
  Purchasing Shares Through a
     Financial Institution....................................................15
  Purchasing Shares By Wire...................................................15
  Purchasing Shares By Check..................................................15
  Special Purchase Features...................................................16
  Retirement Plans............................................................16

Exchange Privilege............................................................16
  Requirements for Exchange...................................................16
  Tax Consequences............................................................17
  Making an Exchange..........................................................17

How To Redeem Shares..........................................................18
  Redeeming Shares Through Your
     Financial Institution....................................................18
  Redeeming Shares by Telephone...............................................18
  Redeeming Shares by Mail....................................................18
  Special Redemption Features.................................................19
  Contingent Deferred Sales Charge............................................19
  Elimination of Contingent
     Deferred Sales Charge....................................................20

Account and Share Information.................................................21

International Series, Inc. Information........................................22
  Management of the Corporation...............................................22


  Distribution of Shares......................................................23
  Administration of the Fund..................................................24
  Brokerage Transactions......................................................24

Shareholder Information.......................................................25
  Voting Rights...............................................................25

Tax Information...............................................................26
  Federal Income Tax..........................................................26
  State and Local Taxes.......................................................26

Performance Information.......................................................27

Other Classes of Shares.......................................................27

Addresses.....................................................................28
-------------------------------------------------------
                         -------------------------------------------------------


                            SUMMARY OF FUND EXPENSES
                      FEDERATED INTERNATIONAL INCOME FUND



                                                      CLASS A SHARES
                                             SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..................................       4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)..........................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable) (1)......................................................................       0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable).............................................       None
Exchange Fee...................................................................................................       None
                                                ANNUAL OPERATING EXPENSES
                                         (As a percentage of average net assets)
Management Fee (after waiver) (2)..............................................................................       0.71%
12b-1 Fee (after waiver) (3)...................................................................................       0.08%
Total Other Expenses...........................................................................................       0.51%
    Shareholder Services Fee (after waiver) (4).....................................................      0.12%
         Total Operating Expenses (5)..........................................................................       1.30%







(1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50% for redemptions made within one year of purchase.

(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(4) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(5) The total operating expenses would have been 1.64% absent the voluntary waivers of portions of the management fee, the 12b-1 fee and the shareholder services fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Class A Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Shares" and "International Series, Inc. Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return, (2) redemption at the end of each time
period, and (3) payment of the maximum sales charge..........................     $58        $84       $113       $195




    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

-------------------------------------------------------
                         -------------------------------------------------------
                      FINANCIAL HIGHLIGHTS--CLASS A SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report dated January 15, 1997, on the Fund's financial statements for the year ended November 30, 1996, and on the following table for the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free from charge.



                                                                      YEAR ENDED NOVEMBER 30,
                                                 ------------------------------------------------------------------

                                                   1996       1995       1994       1993       1992       1991(A)
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD             $   11.38  $   10.52  $   11.86  $   10.47  $   10.84   $   10.00
-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------
    Net investment income                             0.74**      0.79      0.70       0.88       0.62        0.25
-----------------------------------------------
    Net realized and unrealized gain (loss) on
    investments and foreign currency                  0.67       0.84      (0.76)      1.40      (0.20)       0.75
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
    Total from investment operations                  1.41       1.63      (0.06)      2.28       0.42        1.00
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------
    Distributions from net investment income         (0.87)     (0.77)     (0.63)     (0.75)     (0.71)      (0.16)
-----------------------------------------------
    Distributions in excess of net investment
    income (b)                                      --         --         --         --          (0.05)     --
-----------------------------------------------
    Distributions from net realized gain on


    investments and foreign currency
    transactions                                    --         --          (0.65)     (0.14)     (0.03)     --
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
    Total distributions                              (0.87)     (0.77)     (1.28)     (0.89)     (0.79)      (0.16)
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                   $   11.92  $   11.38  $   10.52  $   11.86  $   10.47   $   10.84
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (C)                                     13.27%     16.12%     (0.84%)     22.95%      3.82%      10.07%
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------
    Expenses                                          1.30%      1.30%      1.30%      1.25%      0.99%       0.32%*
-----------------------------------------------
    Net investment income                             6.58%      6.79%      6.67%      7.71%      5.83%       7.54%*
-----------------------------------------------
    Expense waiver/reimbursement (d)                  0.34%      0.40%      0.20%      0.27%      0.62%       1.18%*
-----------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------
    Net assets, end of period (000 omitted)       $200,758   $173,905   $209,008   $220,602    $86,937     $23,465
-----------------------------------------------
    Portfolio turnover                                  92%        41%       136%       189%       314%         35%
-----------------------------------------------




 * Computed on an annualized basis.


 ** Per share information presented is based upon the monthly average number of shares outstanding.


(a) Reflects operations for the period from June 4, 1991 (date of initial public investment) to November 30, 1991. For the period from start of business, May 15, 1991 to June 3, 1991, the net investment income was distributed to the Corporation's adviser.


(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended November 30,1 996, which can be obtained free of charge.


-------------------------------------------------------
                         -------------------------------------------------------
                              GENERAL INFORMATION


The Corporation was established as FT International Trust, a Massachusetts business trust, on March 9, 1984, and reorganized as a corporation under the laws of the state of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation to International Series, Inc. The Articles of Incorporation permit the Corporation to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Directors of the Corporation (the "Directors") has established three classes of shares, known as Class A Shares, Class B Shares, and Class C Shares. This prospectus relates only to Class A Shares (the "Shares") of the Fund.



Class A Shares of the Fund are designed for investors who wish to spread their investments beyond the United States and who are prepared to accept the particular risks associated with these investments. It is not intended to provide a complete investment program for an investor. A minimum initial investment of $500 is required, unless the investment is in a retirement account, in which case the minimum investment is $50.



The Fund's current net asset value ("NAV") and offering price can be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.


-------------------------------------------------------
                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The Fund's objective is to seek a high level of current income in U.S. dollars consistent with prudent investment risk. The Fund has a secondary investment objective of capital appreciation. The investment objectives cannot be changed without the approval of the shareholders. The Fund will pursue these objectives by investing in high-quality debt securities denominated primarily in foreign currencies.

While there is no assurance that the Fund will achieve its investment objectives, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in the policies becomes effective.

INVESTMENT POLICIES


                             ACCEPTABLE INVESTMENTS

The Fund invests primarily in high-quality debt securities denominated in the currencies of the nations that are members of the Organization for Economic Cooperation and Development. These nations include, but are not limited to, the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund will invest at least 65%, and under normal market conditions substantially all of its total assets in high-quality debt securities denominated in foreign currencies of issuers located in at least three countries outside of the United States.


Additionally, investments may be made in securities denominated in the European Currency Unit, a multinational currency unit which represents specified amounts of the currencies of certain member states of the European Union.


The high-quality debt securities in which the Fund will invest will possess a minimum credit rating of A as assigned by Standard & Poor's Ratings Group ("S&P") or A by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, will be judged by Federated Global Research Corp., the Fund's investment adviser (the "Adviser") , to be of comparable quality. Because the average quality of the Fund's portfolio investments should remain constantly between A and AAA, the Fund will seek to avoid the adverse consequences that may arise for some debt securities in difficult economic circumstances. Downgraded securities will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

The Fund's portfolio of debt securities will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. In addition, the Fund will also invest in high quality debt securities issued by corporations in the currencies specified above and subject to the credit limitations listed above. No more than 25% of the Fund's total assets will be invested in the securities of issuers located in any one country. The Fund will also invest in both exchange traded and over-the-counter options, subject to the limitations outlined in this prospectus.

The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

                         FOREIGN GOVERNMENT SECURITIES

The foreign government securities in which the Fund may invest generally consist of obligations supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, which include international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the Inter-American Development Bank.

Foreign government securities also include debt securities of "quasi-governmental agencies." Debt securities of quasi-governmental agencies are either debt securities issued by entities which are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

                             TEMPORARY INVESTMENTS

Up to 10% of the Fund's total assets may be invested at any one time in cash deposits or in certificates of deposit issued by banks of high credit quality, or in commercial paper with an A1/P1 rating assigned by S&P or Moody's, or in repurchase agreements. At the discretion of the Adviser, these instruments may be denominated in foreign currencies or U.S. dollars.

                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

                 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS


The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                        LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.


                              RISK CONSIDERATIONS



Investing in foreign securities carries substantial risks in addition to those associated with investments in domestic securities. In an attempt to reduce some of these risks, the Fund will attempt to distribute its investments broadly among foreign countries. The debt securities of at least three different foreign countries will always be represented.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S. Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

                                   ALLOCATION

The allocation of the Fund's assets in a particular market and currency will be based on a fundamental assessment of the economic strength of each relevant country combined with considerations of credit quality and currency and interest rate trends. These factors are reviewed on a regular basis in order to derive specific interest rate and currency forecasts, which are quantified in terms of total return. The market and currency allocation of the Fund will vary to achieve an optimal mix of investments to achieve the investment objectives of the Fund.

                                    DURATION

Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends primarily upon the security's coupon rate, maturity date, and level of market interest rates for similar debt securities. There will be no limit on the duration of any one individual issue purchased by the Fund, except that the purchase of an issue that has no final maturity date shall not be permitted. The weighted average duration of the Fund shall not exceed ten years and shall not be less than one year, but will normally fall within a range of three to seven years. The Adviser regards that range as being consistent with a prudent attitude towards risk. Shifts outside this range would be made only under unusual circumstances.

                               FOREIGN SECURITIES

Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Additional differences exist between investing in foreign and domestic securities. Examples of such differences include:

 less publicly available information about foreign issuers;

 credit risks associated with certain foreign governments;

 the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;

 less readily available market quotations on foreign issues;

 differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

 differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

 the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;



 the likelihood that securities of foreign issuers may be less liquid or more volatile;

 foreign brokerage commissions may be higher;

 unreliable mail service between countries;

 political or financial changes which adversely affect investments in some countries;

 increased risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities;

 certain markets may require payment for securities before delivery;

 religious and ethnic instability; and

 certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.

                            U.S. GOVERNMENT POLICIES

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.

                                 CURRENCY RISKS




Because the majority of the debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's NAV; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease. Under the U.S. tax code, the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the U.S. tax code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income (See "Federal Income Tax").


The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

The Adviser believes that active management of currency risks through a variety of hedging vehicles and strategies can considerably limit the risk of capital loss through movements in the foreign exchange markets, such as those described above. The Adviser will not engage in hedging for speculative purposes.

                                HEDGING VEHICLES

The Fund may use the following hedging vehicles in an attempt to manage currency and interest rate risks:

 forward foreign currency exchange contracts;


 options contracts; and


 futures contracts.

                  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

There is no limitation as to the percentage of the Fund's assets that may be committed under forward foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" (see "Hedging Strategies" below), denominated in a currency or currencies that the Adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Fund generally does not enter into a forward foreign currency exchange contract with a term longer than one year.


                               OPTIONS CONTRACTS


The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and a wider range of expiration dates and exercise prices, than are exchange traded options.


                               FUTURES CONTRACTS



Futures contracts are contracts that obligate the long or short holder to take or make delivery of a specified quantity of an asset, such as a currency, a security, or the cash value of a securities index at a specified future date at a specified price. The Fund may engage in futures transactions, but will not participate in futures contracts if the sum of its initial margin deposits on open contracts will exceed 5% of the fair market value of the Fund's net assets.

HEDGING STRATEGIES

                                CURRENCY HEDGING

When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency (i.e., "hedge"). The Fund may, as an alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (i.e., "cross-hedge"). A cross hedge can be achieved not only by using a "proxy" currency in which Fund securities are denominated, but also by using the Canadian Dollar as a "proxy" currency for the U.S. dollar. This strategy may be beneficial because the level of divergence in the exchange rates of U.S. and Canadian currencies has historically tended to be relatively small.

For example, the Fund may invest in securities denominated in a Western European currency, such as the French Franc, and seek to hedge against the effect of an increase in the value of the U.S. dollar against that currency by entering into a forward foreign currency exchange contract to sell the lower yielding German Mark, which has historically had price movements that tend to correlate closely with those of the French Franc, thereby creating a hedge similar to the simple Dollar/Franc hedge, but at a possibly lower cost. In addition, the Fund might arrange to sell those Marks against Canadian Dollars in an effort to minimize hedging costs.

                             INTEREST RATE HEDGING

The Fund may engage in futures transactions and may use options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions. For example, if the Fund owned long-term bonds and interest rates were expected to rise, it could sell futures contracts or the cash value of a securities index. If interest rates did increase, the value of the bonds in the Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts or the cash value of the securities index. If, on the other hand, long-term interest rates were expected to decline, the Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

                                    GENERAL

The Fund might not employ any of the techniques or strategies described above,


and there can be no assurance that any technique or strategy (or combination thereof) used will succeed. The use of these techniques and strategies involves certain risks, including:

 dependence on the Adviser's ability to predict movements in the prices of assets being hedged or movements in interest rates and currency markets;

 imperfect correlation between the hedging instruments and the securities or currencies being hedged;

 the fact that skills needed to use these instruments are different from those needed to select the Fund's securities;

 the possible absence of a liquid secondary market for any particular instrument at any particular time;

 possible impediments to effective portfolio management or the ability to meet redemption requests or other short-term obligations because of the percentage of the Fund's assets segregated to cover its obligations; and

 the possible need to defer closing out hedged positions to avoid adverse tax consequences.

New futures contracts, options thereon and other financial products and risk management techniques continue to be developed. The Fund may use these investments and techniques to the extent consistent with its investment objectives and regulatory and federal tax considerations.

                              NON-DIVERSIFICATION



The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code (the "Code"). This undertaking requires that at the end of each quarter of the taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

                               PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

 borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; nor sell securities short except under strict limitations.


The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material changes in this limitation become effective.


The Fund will not:



 invest more than 15% of the value of its net assets in restricted or other securities determined by the Directors not to be liquid, including repurchase agreements with maturities longer than seven days after notice and certain OTC options.

 --------------------------------------------------------
                                NET ASSET VALUE


The Fund's NAV per Share fluctuates. The NAV per Share is determined by adding the interest of each Share in the market value of all securities and other assets of the Fund, subtracting the interest of each share in the liabilities of the Fund and those attributable to each Share, and dividing the remainder by the total number of Shares outstanding.



The NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


-------------------------------------------------------



                             HOW TO PURCHASE SHARES



Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) which has a sales agreement with the distributor or by wire or by check directly to the Fund, with a minimum initial investment of $500. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. Financial institutions may impose different minimum investment requirements on their customers.



In connection with the sale of Shares, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.



INVESTING IN SHARES



Shares are sold at their NAV next determined after an order is received, plus a sales charge as follows:



                                                  Dealer
                                  Sales       Concession As
            Sales Charge As     Charge As      A Percentage
            A Percentage Of  A Percentage Of        Of
Amount Of       Public         Net Amount         Public
Transaction Offering Price      Invested      Offering Price
Less than
 $100,000        4.50%            4.71%           4.00%
$100,000
 but less
 than
 $250,000        3.75%            3.90%           3.25%
$250,000
 but less
 than
 $500,000        2.50%            2.56%           2.25%
$500,000
 but less
 than $1
 million         2.00%            2.04%           1.80%
$1 million
 or
 greater         0.00%            0.00%           0.25%*




*See sub-section entitled "Dealer Concession" below.


No sales charge is imposed for Shares purchased through financial intermediaries that do not receive a reallowance of a sales charge. However, investors who purchase Shares through a trust department, investment adviser or other financial intermediary may be charged a service or other fee by the financial intermediary. Additionally, no sales charge is imposed on shareholders designated as Liberty Life Members or on Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee for services.


                               DEALER CONCESSION

For sales of Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund, or other special events at recreational-type facilities, or of items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.


The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

REDUCING OR ELIMINATING THE SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of Shares through:

 quantity discounts and accumulated purchases;


 concurrent purchases;


 signing a 13-month letter of intent;


 using the reinvestment privilege; or



 purchases with proceeds from redemptions of unaffiliated investment companies.



                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES


As shown in the above table, larger purchases may reduce the sales charge paid. The Fund will combine purchases of Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is eliminated or reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.


If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge as a percentage of public offering price on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge elimination or reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate or reduce the sales charge after it confirms the purchases.


                              CONCURRENT PURCHASES




For purposes of qualifying for a sales charge elimination or reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in Class A shares in one of the other Federated Funds with a sales charge, and $20,000 in Class A Shares of this Fund, the sales charge would be reduced.



To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate or reduce the sales charge after it confirms the purchases.


                                LETTER OF INTENT


If a shareholder intends to purchase at least $50,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period, and a provision for the custodian to hold 4.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.





The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.



While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.


                             REINVESTMENT PRIVILEGE


If Shares in the Fund have been redeemed, the shareholder has, the privilege within 120 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Shares in the Fund, there may be tax consequences.




                          PURCHASES WITH PROCEEDS FROM
                          REDEMPTIONS OF UNAFFILIATED
                              INVESTMENT COMPANIES

Investors may purchase Shares at NAV, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales charge or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing or by his financial institution at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50% for Shares purchased under this program. If Shares are purchased in this manner, redemption of these Shares will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering described above.



PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION



An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00


p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.



PURCHASING SHARES BY WIRE



Once an account has been established, Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number--this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK





Once an account has been established, Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).



SPECIAL PURCHASE FEATURES


                         SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the NAV next determined after an order is received by the Fund, plus the applicable sales charge. Shareholders should contact their financial institution or the Fund to participate in this program.


RETIREMENT PLANS



Shares of the Fund can be purchased as an investment for retirement plans or for Individual Retirement Accounts ("IRAs"). For further details, contact the Fund and consult a tax adviser.


-------------------------------------------------------
                               EXCHANGE PRIVILEGE


Class A shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds at NAV. Neither the Fund nor any of the Federated Funds impose any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange all or some of their shares for Class A Shares.



Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Fund into which your Shares may be exchanged free of charge.



Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any Federated Fund, as long as they maintain a $500 balance in one of the Federated Funds.



REQUIREMENTS FOR EXCHANGE


Shareholders using this privilege must exchange Shares having a NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.



Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.


TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.

MAKING AN EXCHANGE


Instructions for exchanging may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Shareholder Services Company, 1099 Hingham Street, Rockland, MA 02370-3317.


                             TELEPHONE INSTRUCTIONS

Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.


Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600, and deposited to the shareholder's account before being exchanged. Telephone exchange instructions may be recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 P.M. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.



-------------------------------------------------------

                              HOW TO REDEEM SHARES



Shares are redeemed at their NAV, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its NAV. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and may be made as described below.



REDEEMING SHARES THROUGH YOUR FINANCIAL INSTITUTION



Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the NAV, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.


REDEEMING SHARES BY TELEPHONE


Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through an ACH will not be wired until that method of payment has been cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.




REDEEMING SHARES BY MAIL



Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust or company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit


Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



SPECIAL REDEMPTION FEATURES


                         SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.


Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the NAV of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Shares while participating in this program.




CONTINGENT DEFERRED SALES CHARGE


Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.


The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than one full year from the date of purchase; (3) Shares held for less than one full year from the date of purchase on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").

ELIMINATION OF CONTINGENT
DEFERRED SALES CHARGE


The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Fund reserves the right to discontinue or modify the elimination of the contingent deferred sales charge. Shareholders will be notified of a discontinuation. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.



-------------------------------------------------------
                         ACCOUNT AND SHARE INFORMATION

                         CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.


Detailed confirmations of each purchase and redemption are sent to each shareholder. Annual confirmations are sent to report dividends paid during the year.

                                   DIVIDENDS



Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Dividends are automatically reinvested in additional Shares on the payment date, at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by writing to the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date, or purchased after the record date, those Shares are not entitled to that quarter's dividend. A portion of distributions to shareholders could under some circumstances, be reclassified as a return of capital for income tax purposes (see "Federal Income Tax").


                                 CAPITAL GAINS

Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

                           ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $500. This requirement does not apply, however, if the balance falls below $500 because of changes in the Fund's NAV. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.




-------------------------------------------------------
                     INTERNATIONAL SERIES, INC. INFORMATION

MANAGEMENT OF THE CORPORATION

                               BOARD OF DIRECTORS

The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Global Research Corp., the Fund's investment adviser, subject to direction by the Board of Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

                                 ADVISORY FEES


The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion.


                              ADVISER'S BACKGROUND


Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $76 billion invested across more than 348 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.



Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Board of Directors, and could result in severe penalties.


Henry A. Frantzen has been the Fund's portfolio manager since September 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. He was the Executive Vice President and Director of Equities at Oppenheimer Management Corporation from 1989 to 1991.



Drew J. Collins has been the Fund's portfolio manager since September 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and S. Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.



Robert M. Kowit has been the Fund's portfolio manager since December 1995. Mr. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.



Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.



DISTRIBUTION OF SHARES



Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


                   DISTRIBUTION PLAN AND SHAREHOLDER SERVICES


Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee computed at an annual rate of up to .25% of the average daily net assets for the Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.



The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from payments made by Shares under the Distribution Plan. In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


                            SUPPLEMENTAL PAYMENTS TO
                             FINANCIAL INSTITUTIONS

Federated Securities Corp. will pay financial institutions, at the time of purchase of the Shares, an amount equal to .50% of the NAV of the Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)



Furthermore, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.


ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Corporation and the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:



     MAXIMUM          AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE               ASSETS
       .15%            on the first $250 million
      .125%             on the next $250 million
       .10%             on the next $250 million
      .075%           on assets in excess of $750
                                million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet this criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.

-------------------------------------------------------
                            SHAREHOLDER INFORMATION

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that particular fund or class are entitled to vote.


As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. The Directors shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Corporation's outstanding shares entitled to vote.


As of December 31, 1996, Charles Schwab & Co., Inc., San Francisco, California, and Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, owned 63.58% and 63.76%, respectively, of the Class A Shares and Class C Shares, respectively, of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


-------------------------------------------------------

                                TAX INFORMATION

FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

Quarterly distributions from the Fund are based on estimates of book income for the year. Tax basis income includes gains or losses attributable to currency fluctuation, whereas book income generally consists solely of the coupon income generated by the portfolio. Due to differences in the book and tax treatment of fixed incomes securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations can not be anticipated, a portion of distributions to Shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code, as amended, may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

STATE AND LOCAL TAXES


Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws, including treatment of distributions as income or return of capital.

-------------------------------------------------------
                            PERFORMANCE INFORMATION



From time to time, the Fund advertises the total return and yield for Class A Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Class A Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The yield of Class A Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by Class A Shares over a thirty-day period by the maximum offering price per Share of Class A Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class A Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


The performance information reflects the effect of non-recurring charges, such as the maximum sales charge, or contingent deferred sales charges, which, if excluded, would increase the total return and yield.


Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares.





From time to time, advertisements for Class A Shares, Class B Shares and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares and Class C Shares to certain indices.


-------------------------------------------------------
                            OTHER CLASSES OF SHARES


The Fund also offers other classes of shares called Class B Shares and Class C Shares which are all sold primarily to customers of financial institutions subject to certain differences.



Class B Shares are sold at NAV and are subject to a 12b-1 Plan, a Shareholder Services Agreement and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50. A contingent deferred sales charge is imposed on certain shares which are redeemed within six full years of purchase.



Class C Shares are sold at NAV and are subject to a 12b-1 Plan, a Shareholder Services Agreement and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50. A contingent deferred sales charge of 1.00% is imposed on assets redeemed within the first full 12 months following purchase.





Expense differences between Class A Shares, Class B Shares and Class C Shares may affect the performance of each class.



To obtain more information and a prospectus for Class B Shares and Class C Shares, investors may call 1-800-341-7400 or contact their financial institution.

-------------------------------------------------------
                         -------------------------------------------------------
                                   ADDRESSES

                      Federated International Income Fund
                                 Class A Shares
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                                  DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                               INVESTMENT ADVISER
                        Federated Global Research Corp.
                                175 Water Street


                         New York, New York 10038-4965

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600


                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                     Federated Shareholder Services Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600


                         INDEPENDENT PUBLIC ACCOUNTANTS
                              Arthur Andersen LLP
                               2100 One PPG Place
                         Pittsburgh, Pennsylvania 15222

                                            FEDERATED INTERNATIONAL
                                            INCOME FUND
                                            (A PORTFOLIO OF INTERNATIONAL
                                            SERIES, INC.)
                                            CLASS A SHARES

                                            PROSPECTUS


                                            An Open-End Management
                                            Investment Company

                                            Prospectus Dated January 31, 1997


[LOGO] FEDERATED INVESTORS

Since 1955

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.



       Cusip 46031P100
       1051602A-A (1/97)


                                    [LOGO]
                                   RECYCLED
                                    PAPER

                       FEDERATED INTERNATIONAL INCOME FUND
                   A PORTFOLIO OF INTERNATIONAL SERIES, INC.
                                   CLASS A SHARES


                                CLASS B SHARES
                                CLASS C SHARES
                      STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information should be read with the prospectus of Federated International Income Fund (the ``Fund'), a portfolio of International Series, Inc. (the ``Corporation') dated January 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.


                         Statement dated January 31, 1997


FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 1522-3779



Federated Securities Corp. is the distributor of the Fund
          and is a subsidiary of Federated Investors.
Cusip 46031P100
Cusip 46031P506
Cusip 46031P209
1051602B (1/97)

GENERAL INFORMATION ABOUT THE FUND             1


INVESTMENT OBJECTIVES AND POLICIES             1

 Types of Investments and Investment Techniques1
 When-Issued and Delayed Delivery Transactions 6
 Repurchase Agreements                         6
 Reverse Repurchase Agreements                 6
 Lending Portfolio Securities                  6
 Restricted and Illiquid Securities            6
 Duration                                      7
 Additional Risk Considerations                7
 Portfolio Turnover                            7
INVESTMENT LIMITATIONS                         8

INTERNATIONAL SERIES, INC. MANAGEMENT         10

 Fund Ownership                               14
 Directors Compensation                       15
INVESTMENT ADVISORY SERVICES                  16

 Adviser to the Fund                          16
 Advisory Fees                                16
BROKERAGE TRANSACTIONS                        16

OTHER SERVICES                                17

 Fund Administration                          17
 Custodian and Portfolio Accountant           17
 Transfer Agent                               17
 Independent Public Accountants               17


PURCHASING SHARES                             17

 Distribution Plan and Shareholder Services   17
 Conversion to Federal Funds                  18
 Purchases by Sales Representatives, Directors of
  the Corporation, and Employees              18
DETERMINING NET ASSET VALUE                   18

 Determining Market Value of Securities       18
 Trading in Foreign Securities                18
REDEEMING SHARES                              18

 Redemption in Kind                           19
 Elimination of the Contingent Deferred Sales
  Charge                                      19
TAX STATUS                                    19

 The Fund's Tax Status                        19
 Foreign Taxes                                19
 Shareholders' Tax Status                     19
TOTAL RETURN                                  20

YIELD                                         20

PERFORMANCE COMPARISONS                       20

 Economic and Market Information              21
ABOUT FEDERATED INVESTORS                     21

FINANCIAL STATEMENTS                          22

APPENDIX                                      23


GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in International Series, Inc. (the
`Corporation''), which was established as FT International Trust, a Massachusetts business trust, under a Declaration of Trust dated March 9, 1984, and reorganized as a corporation under the laws of the state of Maryland on February 11, 1991. At a special meeting of shareholders held on March 15, 1994, the shareholders of the Corporation approved an amendment to the Articles of Incorporation to change the name of the Corporation from FT Series, Inc., to International Series, Inc.
Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as `Shares'' as the context may require). This Statement of Additional Information relates to all three classes of the above-mentioned Shares. INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective is to seek a high level of current income in U.S. dollars consistent with prudent investment risk. The Fund has a secondary objective of capital appreciation. The investment objectives of the Fund cannot be changed without the approval of the shareholders.
TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES
   GENERAL
     The Fund will invest primarily in high-quality debt securities denominated in foreign currencies in accordance with the Fund's investment objectives and policies. The Fund intends to engage in forward contracts, futures and options transactions whenever it appears to Federated Global Research Corp., the Fund's investment adviser (the `Adviser'') (a) to be advantageous to do so in pursuing the Fund's investment objectives; (b) to hedge (i.e., protect) against foreign currency and interest rate risks; and (c) to stabilize the value of the Fund's assets. The Fund will not engage in such transactions for speculation. Up to 10% of the Fund's total assets may be invested at any one time in commercial paper, certificates of deposit or repurchase agreements. The use of forward contracts, futures and options, and the attendant benefits and possible risks of such transactions, are discussed below along with certain other investment information.
   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
     The Fund may enter into forward foreign currency exchange contracts in order to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.
     There is no limitation as to the percentage of the Fund's assets that may be committed to such contracts. The Fund does not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or, in the case of a `cross-hedge'' denominated in a currency or currencies that the Adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund does not enter into a forward foreign currency exchange contract with a term longer than one year.


   FOREIGN CURRENCY OPTIONS
     A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation to sell the currency.
     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.


     A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally falls in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.
   SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS
     Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.
     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.


     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e. less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market subject to significant price and rate movements.
   FUTURES CONTRACTS
     The Fund may enter into contracts for the future delivery of a financial instrument such as an amount of foreign currency, a security, or the cash value of a securities index during a specified future period at a specified price. This investment technique is designed primarily to hedge against anticipated future changes in foreign exchange rates, interest rates or market conditions, all of which might otherwise have an adverse effect upon the value of securities or other assets which the Fund holds or intends to purchase. A `sale'' of a futures contract means the undertaking of a contractual obligation to deliver the underlying foreign currency, security or cash value of a securities index called for by the contract at a specified price during a specified delivery period. A `purchase'' of a futures contract means the undertaking of a contractual obligation to acquire the underlying foreign currency, security or cash value of a securities index at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value resulting from the delivery of securities with a different interest rate than the rate specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.
     Although some futures contracts by their terms call for the actual delivery or acquisition of assets, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. Brokerage fees will be incurred by the Fund when it purchases or sells contracts, and the Fund will be required to maintain margin deposits. At the time the Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called `initial margin.'' The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are called `variation margin,'' to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Fund's return.
     Futures contracts entail risks. If the Adviser's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. An imperfect correlation may exist between movements in the prices of futures contracts and portfolio assets being hedged. Further, the market prices of futures contracts may be affected by certain factors. For example, the normal relationship between the assets and futures markets could be distorted if participants in the futures market were to elect to close out their contracts through offsetting transactions rather than by meeting margin requirements. Price distortions also could result if investors in futures contracts were to decide to make or take delivery of underlying assets rather than engaging in closing transactions because of the resultant liquidity of the futures market. Further, increased participation by speculators in the futures market could cause temporary price distortions because, as perceived by speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the Adviser still may not result in a successful hedging transaction. If one of these events were to occur, the Fund could lose money on the futures contracts as well as on its portfolio assets.
   OPTIONS ON FUTURES CONTRACTS
     The Fund may purchase and write call and put options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified price at any time during the period of the option. When the option is exercised, the writer of the option delivers the futures contract to the holder at the exercise price. With regard to put and call options on futures contracts written by the Fund, the Fund would be required to deposit initial and maintenance margin with the custodian. Options on futures contracts involve risks similar to those discussed above that relate to transactions in futures contracts. Furthermore, an option on a futures contract purchased by the Fund may expire worthless, which would cause the Fund to lose the premium paid for the option.
   FOREIGN CURRENCY FUTURES TRANSACTIONS
     By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.
   SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS
     Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above. Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Adviser opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


   OPTIONS ON SECURITIES
     The Fund may write (sell) covered call options on securities if it owns securities that are acceptable for escrow purposes. Additionally, the Fund may write secured put options on securities. When writing a secured put option, the Fund will invest an amount not less than the exercise price of the put option in eligible securities, so long as the Fund is obligated as a writer of a put option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect such factors as the current market price of the underlying security, the relationship of the exercise price to such market price, the option period, supply and demand, and interest rates. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time that the option is written. The Fund may also write or purchase spread options. A spread option is an option for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that it does not own but uses as a bench mark.
     The purchase of a put option by the owner of the related security protects the purchaser against any decline in the related security's price below the exercise price (less the amount paid for the option). The ability of the Fund to purchase put options allows it to protect capital gains in an appreciated security without actually requiring the Fund to sell the appreciated security. On occasion, the Fund would like to establish a position in a security upon which call options are available. The purchase of a call option enables the Fund to fix the cost of acquiring the security, which would be the cost of the call plus the exercise price of the option. In addition, this method of acquiring securities provides some protection from an unexpected downturn in the market. This is because the Fund is at risk only for the amount of the premium paid for the call option, which it can let lapse, if it so chooses.
     During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price if the underlying asset rises in value, and the secured put writer retains the risk of loss if the underlying asset declines in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the asset being `called away.'' For the secured put writer, substantial depreciation in the value of the underlying asset could result in the asset being `put to'' the writer. If a covered call option expired unexercised, the writer of the call would realize a gain and the buyer would realize a loss in the amount of the premium. If the covered call option writer had to sell the underlying asset because of the exercise of the call option, it would realize a gain or loss from the sale of the underlying asset, with the proceeds being increased by the amount of the premium.
     If a secured put option expired unexercised, the writer would realize a gain and the buyer would realize a loss on the amount of the premium. If the secured put writer would have to buy the underlying asset because of the exercise of the put option, the writer would incur an unrealized loss to the extent that the current market value of the underlying asset is less than the exercise price of the put option, less the premium received.
   OVER-THE-COUNTER OPTIONS
     The Fund may deal in over-the-counter traded options (`OTC options'') in addition to exchange traded options. OTC options differ from exchange traded options in several respects. First, they are transacted with dealers rather than a clearing corporation. Second, a risk of nonperformance by the dealer exists, whether as a result of the insolvency of the dealer or otherwise, which could cause the Fund to experience material losses; however, in writing OTC options, the premium is paid in advance by the dealer. Third, in contrast to exchange traded options, OTC options are available for a greater variety of securities and wider range of expiration dates and exercise prices. Because there is no exchange in the case of OTC options, pricing is normally done with reference to information from market makers, which is carefully monitored by the Fund's investment adviser and verified in appropriate cases.
     A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there cannot be any assurance that a continuous liquid secondary market will exist for any particular option at any given time. As a result, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. Likewise, in cases where the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund wrote the option. If a covered call option writer is unable to effect a closing transaction, it cannot sell the underlying asset until the option either expires or is exercised. Thus, a covered call option writer of an OTC option may not be able to sell an underlying asset even though it might otherwise be advantageous to do so. Moreover, a secured put writer of an OTC option may be unable to sell the assets pledged to secure the put for other investment purposes so long as it is obligated as a put writer, and a purchaser of the put or call option might also find it difficult to terminate its position on a timely basis when no secondary market exists.
   OPTIONS ON SECURITIES INDICES
     The Fund also may purchase and write call and put options on securities indices in order to hedge against market conditions which affect the values of securities that the Fund owns or intends to purchase. The Fund will not purchase and write such options for speculation. By writing and purchasing index options, the Fund may be able to achieve many of the same objectives as through the purchasing and writing of options on individual securities. Options on securities indices are similar to options on individual securities. However, unlike an option on an individual security, which gives the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder upon exercise the right to receive an amount of cash if the closing level of the securities index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Upon exercise of the option, the amount of cash received by the holder is equal to the difference between the closing price of the index and the exercise price of the option. In consideration for the premium received, the writer of the option has an obligation to make delivery of the amount of cash resulting from the exercise of the option. Unlike options on individual securities, all settlements are in cash, and the gain or loss depends upon price movements in the market generally or in a segment of the market, rather than upon price movements in individual securities.
     The Fund covers call options written on a securities index through the ownership of securities whose changes in price, in the opinion of the Adviser, are anticipated to be similar to the price changes of the index, or in such other manner or may be in conformance with applicable laws, regulations and exchange rules. Any changes in the prices of the securities owned by the Fund probably will not be perfectly correlated with the securities index. The Fund will secure put options written on a securities index by means of segregating liquid high-grade securities equal to the exercise price, or in such other manner as may be in conformance with applicable laws, regulations and exchange rules. Upon writing an option on a securities index, the Fund will be required to deposit with its custodian and mark-to-market, eligible securities that are equal in value to at least 100% of the exercise price in the case of a put or, in the case of a call, the value of the contract. Additionally, if the Fund writes a call option on a securities index at a time when the value of the contract is greater than the exercise price, the Fund will segregate and mark to market, until such time as the option expires or is closed out, cash or a cash equivalent equal in value to the excess of the contract value.
     In addition, the Fund may purchase and write options on other appropriate indices, as available (e.g., foreign currency indices). Index options involve risks similar to those associated with transactions in futures contracts, as described above. Also, an option purchased by the Fund may expire worthless. In such case, the Fund could lose the premium paid for the option.
   REGULATORY RESTRICTIONS
     To the extent required to comply with Securities and Exchange Commission (`SEC'') Release No. 10666, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase or forward foreign currency exchange purchase, the Fund will establish and maintain a segregated account consisting of cash or liquid high-grade securities equal to the value of such contracts.
     To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid status as a `commodity pool operator', the Fund will not enter into a futures contract, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by the Fund, plus premiums paid by it for open options of futures, would exceed 5% of the total assets of the Fund. The Fund will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of assets which the Fund holds or intends to purchase. When futures contracts or options thereon are purchased in order to protect against a price increase on securities or other assets intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days or less.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Corporation's Board of Directors (the `Directors'').


REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and maintained until the transaction is settled.
LENDING PORTFOLIO SECURITIES
The Fund may lend its portfolio securities to broker-dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral equal to at least 100% of the value of the securities loaned.
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund.


During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
   There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
RESTRICTED AND ILLIQUID SECURITIES
The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the `Rule''). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination of the Directors.


The Directors consider the following criteria in determining the liquidity of certain restricted securities:
     othe frequency of trades and quotes for the security;
     othe number of dealers willing to purchase or sell the security and the number of other potential buyers;
     odealers' undertakings to make a market in the security; and othe nature of the security and the nature of the marketplace trades.
Notwithstanding the foregoing, securities of foreign issuers which are not listed on a recognized domestic or foreign exchange or for which a bona fide market does not exist at the time of purchase or subsequent transaction shall be treated as illiquid securities by the Directors.
When the Fund invests in certain restricted securities determined by the Directors to be liquid, such investments could have the effect of increasing the level of Fund illiquidity to the extent that the buyers in the secondary market for such securities (whether in Rule 144A resales or other exempt transactions) become, for a time, uninterested in purchasing these securities.
DURATION
Duration is a measure of a debt security's price sensitivity expressed in years and is a measure of the interest rate risk of a debt security, taking into consideration that there may be cash flows before the maturity date and that the cash flows must be considered in terms of their present value. Duration is similar to, but more precise than, average life. It is a measure of the number of years until the average dollar-in present value terms-is received from coupon and principal payments. As such, it is one measure of systematic risk. Average life, on the other hand, is a measure of the time to receive a dollar of principal-it takes into consideration neither interest payments nor present value. Duration is computed by multiplying each principal and interest payment by its present value, summing these products, and dividing the sum by the full price of the debt security. When a Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Fund.
ADDITIONAL RISK CONSIDERATIONS
The Directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, any losses resulting from the holding of the Funds' portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.
PORTFOLIO TURNOVER
   Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objectives, without regard to the length of time a particular security may have been held. The Adviser does not anticipate that portfolio turnover will result in adverse tax consequences. For the fiscal years ended November 30, 1996 and 1995, the portfolio turnover rates were 92% and 41% , respectively.




INVESTMENT LIMITATIONS

ACQUIRING SECURITIES
     The Fund will not acquire any securities of Fiduciary Trust Company International or its affiliates.
CONCENTRATION OF INVESTMENTS
     The Fund will not invest more than 25% of its total assets in securities of any one government or supranational issuer.
BORROWING
     The Fund will not borrow money except from banks or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets, including the amount borrowed, but entering into futures contracts shall not be considered borrowing. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. The Fund will not purchase securities while outstanding borrowings exceed 5% of the value of its total assets.
PLEDGING SECURITIES
        The Fund will not mortgage, pledge, or hypothecate securities, except when necessary for permissible borrowings. In those cases, it may pledge assets having a value of 15% of its assets taken at cost. For purposes of the limitation, (a) the deposit of assets in escrow in connection with the writing of covered call and secured put options and (b) collateral arrangements with respect to (i) the purchase and sale of options and (ii) initial or variation margins for futures contracts, will not be deemed to be pledges of the Fund's assets.
BUYING ON MARGIN
     The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities, and except that the Fund may make margin deposits or payments in connection with its use of options, futures contracts and options on futures contracts.
ISSUING SENIOR SECURITIES
     The Fund will not issue senior securities except in connection with transactions described in other investment limitations or as required by forward commitments to purchase securities or currencies.
UNDERWRITING
     The Fund will not underwrite or participate in the marketing of securities of other issuers, except as it may be deemed to be an underwriter under federal securities law in connection with the disposition of its portfolio securities.
INVESTING IN REAL ESTATE
     The Fund will not invest in real estate, including limited partnership interests, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.
INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell futures contracts and options thereon, provided that the sum of its initial margin deposits on open contracts will not exceed 5% of the fair market value of the Fund's net assets. Further, the Fund may engage in transactions in foreign currencies and may purchase and sell options on foreign currencies and indices for hedging purposes.
LENDING CASH OR SECURITIES
     The Fund will not lend any assets except portfolio securities. This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or its Articles of Incorporation.
INVESTING IN MINERALS
     The Fund will not invest in interests in oil, gas, or other mineral exploration or development programs or leases.
DEALING IN PUTS AND CALLS
     The Fund may not write or purchase options, except that the Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options, provided that no more than 5% of its net assets may be invested in premiums of such options.
SELLING SHORT
     The Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 10% of the Fund's net assets. While in a short position, the Fund will retain the securities, rights, or segregated assets.
Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Except as noted, shareholders will be notified before any material change in these limitations becomes effective.
PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not own securities of open-end investment companies, own more than 3% of the total outstanding voting stock of any closed-end investment company, invest more than 5% of its total assets in any closed-end investment company, or invest more than 10% of its total assets in closed-end investment companies in general. The Fund will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Fund will indirectly bear its proportionate share of any fees and expenses paid by other investment companies in addition to the fees and expenses payable directly by the Fund.

          INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including securities not determined by the Directors to be liquid, repurchase agreements with maturities longer than seven days after notice, and certain over-the-counter options.

          Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.


        The Fund did not borrow money, invest in reverse repurchase agreements, pledge securities in excess of 5% of the value of its total assets or sell securities short in an amount exceeding 5% of its net assets, during the past year and does not anticipate doing so during the current fiscal year.



INTERNATIONAL SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with International Series, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934


Director
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director of the
Funds.





Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Director


Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Director
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University


Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.





Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director


Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Director is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Directors handles the responsibilities of the Board between meetings of the Board.
   As used in the table above, `The Funds'' and ``Funds'' mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios;


Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding Shares.
   As of December 31, 1996, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Fund: Wabank & Co., Waukesha, WI, owned approximately 696,819 (5.65%) Class A Shares; North Central Trust Co., Lacrosse, WI, owned approximately 1,907,214 (15.46%) Class A Shares; Jato, Minneapolis, MN, owned approximately 2,148,697 (17.42%) Class A Shares; and Charles Schwab & Co., Inc., San Francisco, CA,


on behalf of certain underlying accounts, owned approximately 2,878,352 (63.58%) Class A Shares.
As of December31, 1996, the following shareholder of record owned 5% or more of the outstanding Class B Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, on behalf of certain underlying accounts, owned approximately 68,187 (8.60%) Class B Shares.
As of December 31, 1996, the following shareholder of record owned 5% or more of the outstanding Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, on behalf of certain underlying accounts, owned approximately 826,613 (63.76%) Class C Shares.


DIRECTORS COMPENSATION


                      AGGREGATE         TOTAL COMPENSATION PAID
NAME ,                COMPENSATION      TO DIRECTORS FROM
POSITION WITH         FROM THE          THE CORPORATION
THE CORPORATION       CORPORATION *#    AND FUND COMPLEX +


   John F. Donahue,   $0                $0 for the Corporation and
Chairman and Director                   56 other investment companies in
the Fund Complex

Thomas G. Bigley, ++  $680.91           $108,725for the Corporation and
Director                                56 other investment companies in
the Fund Complex

John T. Conroy, Jr.,  $749.11           $119,615for the Corporation and


Director                                56 other investment companies in
the Fund Complex

William J. Copeland,  $749.11           $119,615for the Corporation and
Director                                56 other investment companies in
the Fund Complex

James E. Dowd,        $749.11           $119,615for the Corporation and
Director                                56 other investment companies in
the Fund Complex

Lawrence D. Ellis, M.D.,                $680.91   $108,725for the
Corporation and
Director                                56 other investment companies in
the Fund Complex

Edward L. Flaherty, Jr.                 $749.11   $119,615for the
Corporation and
Director                                56 other investment companies in
the Fund Complex

Peter E. Madden,      $680.91           $108,725for the Corporation and
Director                                56 other investment companies in
the Fund Complex

Gregor F. Meyer,      $680.91           $108,725for the Corporation and
Director                                56 other investment companies in
the Fund Complex


John E. Murray, Jr.   $680.91           $108,725for the Corporation and
Director                                56 other investment companies in
the Fund Complex

Wesley W. Posvar,     $680.91           $108,725for the Corporation and
Director                                56 other investment companies in
the Fund Complex

Marjorie P. Smuts,    $680.91           $108,725for the Corporation and
Director                                56 other investment companies in
the Fund Complex


*Information is furnished for the fiscal year ended November 30, 1996. #The aggregate compensation is provided for the Corporation which is comprised of 2 portfolios.
+ The information is provided for the last calendar year.


INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
   The Fund's investment adviser is Federated Global Research Corp. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Fund, the Corporation, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
ADVISORY FEES
   For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended November 30, 1996, and for the period from September 1, 1995 to November 30, 1995, the Adviser received $1,476,050 and $353,494, respectively. For the period from December 1, 1994 to August 31, 1995, Federated Management, the Fund's former investment adviser received $1,105,820 For the period from March 15, 1994 to November 30, 1994, Federated Management received $1,281,997. For the period from December 1, 1993 to March 14, 1994, Fiduciary Trust International Limited, the Fund's initial investment adviser, received $537,219.
          BROKERAGE TRANSACTIONS
   When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended November 30, 1996, 1995, and 1994, the Fund did not pay any brokerage commissions .
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

FUND ADMINISTRATION
   Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's administrator. Both former administrators are subsidiaries of


Federated Investors. For purposes of the Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended November 30, 1996, 1995, and 1994, the Administrators earned $184,998, $271,797, and
$334,436, respectively.
   CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
   Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
PURCHASING SHARES

   Except under certain circumstances described in the prospectus, Shares are sold at their net asset value, plus a sales charge (for Class A Shares only) on days the New York Stock Exchange (`NYSE'') is open for business. The procedure for purchasing Shares is explained in the prospectus under `How to Purchase Shares.''


DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
   For the fiscal year ended November 30, 1996, the Class A Shares, Class B Shares and Class C Shares incurred $448,844, $32,098 and $97,111, respectively, in distribution services fees, of which $308,676, $0 and $0, respectively were waived. In addition, for the fiscal year ended November


30, 1996, the Class A Shares, Class B Shares and Class C Shares, paid shareholder services fees in the amount of $448,844, $10,699 and $32,370, respectively, of which $229,937, $0 and $1,130, respectively, were waived.

CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
PURCHASES BY SALES REPRESENTATIVES, DIRECTORS OF THE CORPORATION, AND
EMPLOYEES
   Directors, employees, and sales representatives of the Fund, the Adviser, and Federated Securities Corp., or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp., and their spouses and children under 21, may buy Shares at net asset value without a sales charge. Shares may also be sold without sales charges to trusts or pension or profit-sharing plans for these persons.
These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market or appraised values of the Fund's portfolio securities are determined as follows:


     oaccording to the prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Directors; or
     ofor short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost, unless the Directors determine that particular circumstances of the security indicate otherwise.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities; yield; quality; coupon rate; maturity; type of issue; trading characteristics; and other market data. TRADING IN FOREIGN SECURITIES
   Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (`NYSE''). In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under `How to Redeem Shares.'' Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
Class B Shares redeemed within six years of purchase and Class C Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the distributor to the financial institutions for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the administrative fee that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.
Since portfolio securities of the Fund may be traded on foreign exchanges which trade on Saturdays or on holidays on which the Fund will not make redemptions, the net asset value of each class of Shares of the Fund may be significantly affected on days when shareholders do not have an opportunity to redeem their Shares.
REDEMPTION IN KIND
Although the Corporation intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the Fund's portfolio. The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the Corporation is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a class of Shares' net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further cash payments will have a materially adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made is kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
   ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE
The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the fiscal year end. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12 month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts values will not be aggregated.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
FOREIGN TAXES
Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.


   CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.
TOTAL RETURN

   The Fund's average annual total returns for Class A Shares for the one- and five-year periods ended November 30, 1996 and for the period from June 4, 1991 (date of initial public investment) to November 30, 1996, were 8.14%, 9.72% and 10.74%, respectively.
The Fund's average annual total returns for Class B Shares for the fiscal year ended November 30, 1996 and for the period from September 28, 1994 (start of performance) to November 30, 1996, were 6.55% and 12.09%, respectively.
The Fund's average annual total returns for Class C Shares for the fiscal year ended November 30, 1996 and for the period from April 1, 1993 (start of performance) to November 30, 1996, were 11.27% and 12.22%, respectively. The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge on Class A Shares, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of


Shares redeemed. Occasionally, total return which does not reflect the effect of the sales charge may be quoted in advertising.
YIELD

   The yield for Class A Shares for the thirty-day period ended November 30, 1996, was 5.20%.
The yield for Class B Shares for the thirty-day period ended November 30, 1996, was 4.64%.
The yield for Class C Shares for the thirty-day period ended November 30, 1996, was 4.63%.
The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the SEC) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The Fund's performance of each class of Shares depends upon such variables as: .portfolio quality;
     oaverage portfolio maturity;


     otype of instruments in which the portfolio is invested;
     ochanges in interest rates on money market instruments;
     ochanges in the Fund's or a class of Shares' expenses; and ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC., for example, makes comparative calculations for one-month, three-month, one-year, and five-year periods which assume the reinvestment of all capital gains distributions and income dividends.
     oSALOMON BROTHERS HIGH GRADE BOND INDEX; SALOMON BROTHERS WORLD
      GOVERNMENT BOND INDEX; AND J.P. MORGAN GOVERNMENT BOND INDEX. oMORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
     oLEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.
Advertisements and sales literature for all three classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on annual reinvestment of dividends over a specified period of time.
   Advertisements may quote performance information which does not reflect the effect of the sales charge or contingent deferred sales charge, as applicable.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI''). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
   The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the equity sector, Federated Investors has more than 26 years of experience. As of December 31, 1996, Federated managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitive and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated Investor's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investor's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investor's international portfolios.
MUTUAL FUND MARKET
   Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

   BANK MARKETING
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended November 30, 1996, are incorporated herein by reference to the Annual Report of the Fund dated November 30, 1996 (File Nos. 2-91776 and 811-3984). A copy of the Report may be obtained without charge by contacting the Fund.
* Source:  Investment Company Institute


APPENDIX

MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATING DEFINITIONS P-1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
     oLeading market positions in well established industries;
     oHigh rates of return on funds employed;
     oConservative capitalization structures with moderate reliance on debt and ample asset protection;
     oBroad margins in earning coverage of fixed financial charges and high internal cash generation; and
     oWell-established access to a range of financial markets and assured sources of alternate liquidity.


STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. MOODY'S INVESTORS SERVICE, INC., LONG-TERM BOND RATING DEFINITIONS AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as ``gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
STANDARD AND POOR'S RATINGS GROUP LONG-TERM DEBT RATING DEFINITIONS AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.


A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

          (a)  Financial Statements: The Financial Statements
                    for the fiscal year ended November 30, 1995 are incorporated herein by reference to each Fund's
                    Annual Report dated November 30, 1995. (File      Nos.
2-91776 and 811-3984);

          (b)  Exhibits:
               (1) Conformed copy of the Articles of Incorporation of the Registrant (10);
               (2)  Copy of the By-Laws of the Registrant (10);
               (3)  Not applicable;
               (4) Copy of Specimen Certificate for Shares of Common Stock for Class A Shares, Class B Shares, and Class C Shares of International Equity Fund and International Income Fund (14);
               (5)  (i)  Conformed copy of the Investment Advisory
                         Contract of the Registrant dated February 11,
                         1991 (10);


                    (ii) Conformed copy of Investment Advisory Contract of
                         the Registrant dated March 15, 1994 (15);
                    (iii)Conformed copy of Assignment of Investment
                         Advisory Contract (16);
               (6)  (i)  Conformed copy of Distributor's Contract of the
                         Registrant dated February 11, 1991, through and including Exhibit E (14);
                    (ii) Conformed copy of Exhibit F to the Distributor's
                         Contract of the Registrant adding Class B Shares to the current existing Distributor's Contract
                         (16);
                    (iii)The Registrant hereby incorporates the conformed
                         copy of the specimen Mutual Funds and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from
                         Item 24(b) (6) of the Cash Trust Series II
                         Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 2-91776 and 811-3984);
               (7)  Not applicable;
               (8) Conformed copy of the Custodian Contract of the Registrant (14);



+    All Exhibits have been filed electronically.
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed February 13, 1991 (File Nos. 2-91776 and 811-3984).


14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed July 29, 1994 (File Nos. 2-91776 and 811-3984).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed February 9, 1995 (File Nos. 2-91776 and 811-3984).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed January 31, 1996 (File Nos. 2-91776 and 811-3984).


               (9) (i) Conformed copy of Agreement for Fund Accounting Services, Administrative Services, Shareholder Recordkeeping Services, and Custody Services Procurement; +
                    (ii) The responses described in Item 24(b)(6) are hereby incorporated by reference;
                    (iii) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, Ltd. and Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);
                    (iv) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9) (iii) of the Federated GNMA Trust Registration


                    Statement on Form N-1A, filed with the Commissioin on March 25, 1996. (File Nos. 2-75670 and 811-3375);
               (10) Conformed copy of the Opinion and Consent of Counsel as to legality of shares being registered (17);
               (11) Conformed copy of Consent of Independent Public
                    Accountants; +
               (12) Not applicable.
               (13) Paper Copy of Initial Capital Understanding (2);
               (14) Not applicable;
               (15)   (i)Conformed copy of Rule 12b-1 Plan of the
                         Registrant, through and including Exhibit B (14);
                     (ii)Conformed copy of Exhibit C to Rule 12b-1 Plan of
                         the Registrant adding Class B Shares to the current existing Rule 12b-1 Plan (16);
                    (iii)Copy of 12b-1 Agreement, through and including
                         Exhibit C (14);
                    (iv) The responses described in Item 24(b) (6) are
                         hereby incorporated by reference;



+    All Exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1 filed August 17, 1984 (File Nos. 2-91776 and 811-3984).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed July 29, 1994 (File Nos. 2-91776 and 811-3984).


16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed January 31, 1996 (File Nos. 2-91776 and 811-3984).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed April 25, 1996.


               (16)   (i)Copy of Schedule for Computation of Fund
                         Performance Data for International Equity Fund
                         (8);
                     (ii)Copy of Schedule for Computation of Fund
                         Performance Data for International Income Fund
                         (12);
               (17) Financial Data Schedules; +
               (18) The Registrant hereby incorporates the conformed
               copy of the specimen Multiple Class Plan from
               Item 24(b)(18) of the World Investment Series,
               Inc. Registration Statement on Form N-1A, filed        with
            the Commission on January 26, 1996.  (File           Nos. 33-
            52149 and 811-07141);
               (19) Conformed copy of Power of Attorney; +


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None


Item 26.  Number of Holders of Securities:


                                        Number of Record Holders
          Title of Class                as of December 31, 1996

          Federated International Equity Fund
               Class A Shares           10,120
               Class B Shares           2,427
               Class C Shares           1,081


          Federated International Income Fund
               Class A Shares           2,468
               Class B Shares           846
               Class C Shares           476


Item 27.  Indemnification: (13)


Item 28.  Business and Other Connections of Investment Advisers:

          For a description of the other business of the investment adviser, see the section entitled "International Series, Inc. Information - Management of the Corporation" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part A of this Registration Statement under " entitled "International Series, Inc. Information.''





+    All Exhibits have been filed electronically.
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed January 24, 1989 (File Nos. 2-91776 and 811-3984).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed November 25, 1991 (File Nos. 2-91776 and 811-3984).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 2, 1993 (File Nos. 2-91776 and 811-3984).


          The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Mark E. Durbiano, J. Alan Minteer, Mary Jo Ochson, and Christopher H. Wiles, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall A. Bauer, David F. Belton, David A. Briggs, Kenneth J. Cody, Deborah
          A. Cunningham, Alexandre de Bethmann, Michael P. Donnelly, Linda
          A. Duessel, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, James E. Grefenstette, Stephen A. Keen, Mark S. Kopinski, Robert M. Kowit, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles
          A. Ritter, Scott B. Schermerhorn, Frank Semack, William F. Stotz, Tracy P. Stouffer, Edward J. Tiedge, Jolanta M. Wysocka, Vice


          Presidents; Todd A. Abraham, Stefanie L. Bachhuber, Micheal W. Casey, Michael J. Donnelly, Susan R. Hill, William R. Jamison, Aash Shah, Michael W. Sirianni,and Paige Wilhelm, Assistant Vice Presidents; Thomas R. Donahue, Treasurer; and Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.  Principal Underwriters:

     (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust;


     Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
     2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; andWorld Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

     (b)
       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices


 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief         --
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive Vice     --
Federated Investors Tower President, Federated,
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,    --
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.



Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.


Pittsburgh, PA 15222-3779

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

   (c)  Not applicable.


Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                              Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Federated Shareholder Services Company  Federated Investors Tower
("Transfer Agent and Dividend           Pittsburgh, PA 15222-3779
Disbursing Agent")

Federated Services Company              Federated Investors Tower


("Administrator")                       Pittsburgh, PA 15222-3779

Federated Global Research Corp.         175 Water Street
(`Adviser'')                            New York, New York 10038-4965

State Street Bank and Trust Company          P.O. Box 8600
("Custodian")                      Boston, MA 02266-8600


Item 31.  Management Services:  Not applicable.


Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.
                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INTERNATIONAL SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its


Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of January, 1997.

                        INTERNATIONAL SERIES, INC.

               BY: /s/ J. Crilley Kelly
               J. Crilley Kelly, Assistant Secretary
               Attorney in Fact for John F. Donahue
               January 27, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/ J. Crilley Kelly       Attorney in Fact         January 27, 1997
   J. Crilley Kelly           for the Persons
   ASSISTANT SECRETARY        Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Director
                            (Chief Executive Officer)

Glen R. Johnson*            President

John W. McGonigle*          Treasurer, Executive Vice


                            President and Secretary
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Director

John T. Conroy, Jr.*        Director

William J. Copeland*        Director

James E. Dowd*              Director

Lawrence D. Ellis, M.D.*    Director

Edward L. Flaherty, Jr.*    Director

Peter E. Madden*            Director

Gregor F. Meyer*            Director

John E. Murray, Jr.*        Director

Wesley W. Posvar*           Director

Marjorie P. Smuts*          Director

* By Power of Attorney